AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/30/2004

FILE NOS: 811-08228

33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [    ]

Post-Effective Amendment No. [20]

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. [21]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN

(Exact name of Registrant as Specified in Charter)

1304 West Fairbanks Avenue

Winter Park, FL 32789

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

407-644-1986

ARTHUR D. ALLY, 1304 WEST FAIRBANKS AVENUE

WINTER PARK, FL 32789

407-644-1986

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES, ESQUIRE

395 Sawdust Road, #2148

The Woodlands, TX 77381

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on April 1, 2001, pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended December 31, 2003 was filed on April 16, 2004.

[GRAPHIC APPEARS HERE]

Prospectus

MAY 1, 2004

Timothy Plan Family of Funds:

Aggressive Growth Fund

Large/Mid-Cap Growth Fund

Small-Cap Value Fund

Large/Mid-Cap Value Fund

Patriot Fund

Fixed-Income Fund

Money Market Fund

Strategic Growth Fund

Conservative Growth Fund

Contents

4	The Basics About the Traditional Funds
4	Aggressive Growth Fund
6	Large/Mid-Cap Growth Fund
8	Small-Cap Value Fund
10	Large/Mid-Cap Value Fund
12	Patriot Fund
14	Fixed-Income Fund
16	Money Market Fund
18	Fees and Expenses

19	The Basics About the Asset Allocation Funds
20	Strategic Growth Fund
22	Conservative Growth Fund
24	Fees and Expenses

25	Additional Information
25	Interest Rate Risk
25	Credit Risk
25	Additional Expense & Tax Implications

25	Investing in the Funds
25	Determining Share Prices
25	Choosing the Class of Shares that is Best for You
26	Class A Shares
27	Class C Shares
27	Distribution Fees
27	Opening and Adding to Your Account
28	To Open an Account by Mail
28	Purchasing Shares by Wire Transfer
28	Purchases Through Financial Service Organizations
29	Purchasing Shares by Automatic Investment Plan
29	Retirement Plans
29	Other Purchase Information

29	How to Sell (Redeem) Shares

31	Dividends and Distributions

31	Investment Adviser

31	Investment Managers
31	Aggressive Growth Fund
32	Large/Mid-Cap Growth Fund
32	Small-Cap Value Fund & Patriot Fund
32	Large/Mid-Cap Value Fund
33	Fixed-Income & Money Market Fund

33	Principal Underwriter

33	Federal Taxes

33	General Information

35	Financial Highlights

43	Privacy Policy

43	Customer Identification Program

43	For More Information

45	Applications
1	New Account Application
1	Account Transfer Form

Timothy Plan Family of Funds

(the “Trust”)

Prospectus May 1, 2004

This Prospectus offers the following series of the Trust (the “Traditional Funds”):

Timothy Plan Aggressive Growth Fund

Timothy Plan Large/Mid-Cap Growth Fund

Timothy Plan Small-Cap Value Fund

Timothy Plan Large/Mid-Cap Value Fund

Timothy Plan Patriot Fund

Timothy Plan Fixed-Income Fund

Timothy Plan Money Market Fund

And the following series of the Trust that invest in certain Traditional Funds (collectively, the “Asset Allocation Funds”):

Timothy Plan Strategic Growth Fund

Timothy Plan Conservative Growth Fund

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. Each Fund invests according to its own distinct investment objective. However, all the Funds have one thing in common: they employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Each Asset Allocation Fund invests the majority of its assets in a distinct group of Traditional Funds to provide a convenient way to allocate your investment among the Traditional Funds.

The Funds are distributed through Timothy Partners, Ltd.

1304 West Fairbanks Avenue, Winter Park, Florida 32789.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	3

THE BASICS ABOUT THE TRADITIONAL FUNDS

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, none of our Funds invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Funds’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Under a zero-tolerance policy, Excluded Securities will not be purchased by any of our Funds. Timothy Partners, Ltd. (“TPL”) is investment adviser to the Funds and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values.

Because none of our Funds will invest in Excluded Securities, each Fund’s pool of eligible investments may be limited to a certain degree. Although TPL believes that the Funds can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund’s performance. However, “total return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. All of our Funds strive to maximize both kinds of total return.

		Class A	Class C
	cusip number:	887432813	887432698
	ticker symbol:	TAAGX	TCAGX

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Investment objective

Long-term growth of capital.

Primary investment strategies

•	Normally investing at least 80% of the Fund’s total assets in U.S. common stocks;

•	Investing in securities of companies without regard to market capitalizations; and

•	Investing its assets in the securities of a limited number of companies which the Fund’s investment manager believes show a high probability for superior growth.

Primary risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Larger Company Investing Risk- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.	Smaller Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

6.	Growth Risks- The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

7.	Portfolio Turnover- The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. Increased portfolio turnover may result in higher costs for brokerage commissions and other transaction costs and may also result in taxable capital gains.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

Past performance

The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the performance of the Russell Mid-Cap Growth Index during each period. You should be aware that the Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

4	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		Class A	Class C
	cusip number:	887432813	887432698
	ticker symbol:	TAAGX	TCAGX

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

Best Quarter Jun-03	Worst Quarter Sep-01
22.22%	-26.86%

Average Annual Total Returns

(for periods ending on December 31, 2003(1))

	Class A (1)
	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	39.04%	N/A	N/A	-13.13%
Return after taxes on distributions (2)	31.74%	N/A	N/A	-14.57%
Return after taxes on distributions and sale of shares (2)	19.49%	N/A	N/A	-11.21%
Russell Mid Cap Growth Index (3) (reflects no deduction for fees, expenses or taxes)	42.71%	N/A	N/A	-11.31%

(1)	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of mid-capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	5

		Class A	Class C
	cusip number:	887432789	887432680
	ticker symbol:	TLGAX	TLGCX

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND

Investment objective

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

Primary investment strategies

•	Primarily investing in equity securities with market capitalization in excess of $2 billion;

•	Normally investing at least 80% of the Fund’s assets in a portfolio of securities which includes a broadly diversified number of U.S. equity securities that the Fund’s investment manager believes show a high probability of superior prospects for above average growth. The Fund’s investment manager chooses these securities using a “bottoms up” approach of extensively analyzing the financial, management, and overall economic conditions of each potential investment.

Primary risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

4.	Growth Risks- The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Fund’s investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

5.	Larger Company Investing Risk- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

6.	Mid-Sized Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the performance of the Russell 1000 Growth Index during each period. You should be aware that the Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

6	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		Class A	Class C
	cusip number:	887432789	887432680
	ticker symbol:	TLGAX	TLGCX

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

Best Quarter Dec-01	Worst Quarter Mar-01
16.48%	-24.07%

Average Annual Total Returns

(for periods ending on December 31, 2003(1))

	Class A (1)
	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	20.04%	N/A	N/A	-13.86%
Return after taxes on distributions (2)	13.74%	N/A	N/A	-15.28%
Return after taxes on distributions and sale of shares (2)	8.43%	N/A	N/A	-11.38%
Russell 1000 Growth Index (3) (reflects no deduction for fees, expenses or taxes)	29.75%	N/A	N/A	-14.69%

(1)	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	7

		Class A	Class C
	cusip number:	887432409	887432839
	ticker symbol:	TPLNX	TSVCX

TIMOTHY PLAN SMALL-CAP VALUE FUND

Investment objective

Long-term capital growth, with a secondary objective of current income.

Primary investment strategies

•	The Fund seeks to achieve its objectives by primarily investing at least 80% in U.S. small-cap stocks. Small-Cap stocks refer to the common stock of smaller companies - companies whose total market capitalization is generally less than $2 billion.

•	In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing.

•	The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

Primary risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Smaller Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

4.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

5.	Foreign Risk- The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because of the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.	“Value” Investing Risk- The Fund invests in companies that appear to be value-oriented companies. If a Portfolio’s perceptions of a company’s inherent value are wrong, the securities purchased may not perform as expected, reducing the Portfolio’s return. Further, “value” stocks, in general, may lose favor in the market and under perform other types of securities.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the performance of the Russell 2000 Index during each period. You should be aware that the Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

8	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		Class A	Class C
	cusip number:	887432409	887432839
	ticker symbol:	TPLNX	TSVCX

TIMOTHY PLAN SMALL-CAP VALUE FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

Best Quarter Jun-03	Worst Quarter Sep-98
20.35%	-23.18%

Average Annual Total Returns

(for periods ending on December 31, 2003(1))

	Class A (1)
	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	38.81%	9.01%	N/A	7.21%
Return after taxes on distributions (2)	31.53%	7.44%	N/A	6.01%
Return after taxes on distributions and sale of shares (2)	19.36%	6.34%	N/A	5.34%
Russell 2000 Index (3) (reflects no deduction for fees, expenses or taxes)	47.25%	7.13%	N/A	9.32%

(1)	Class A shares commenced investment operations on March 24, 1994. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	9

		Class A	Class C
	cusip number:	887432607	887432805
	ticker symbol:	TLVAX	TLVCX

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

Investment objective

Long-term capital growth, with a secondary objective of current income.

Primary investment strategies

•	The Fund seeks to achieve its objectives by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of its assets in companies whose total market capitalization exceeds $2 billion.

•	In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing.

Primary risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Larger Company Investing Risk- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.	Mid-Sized Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

6.	“Value” Investing Risk- The Fund invests in companies that appear to be value-oriented companies. If a Portfolio’s perceptions of a company’s inherent value are wrong, the securities purchased may not perform as expected, reducing the Portfolio’s return. Further, “value” stocks, in general, may lose favor in the market and under perform other types of securities.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the performance of the S&P 500 Index during each period. You should be aware that the Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

10	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		Class A	Class C
	cusip number:	887432607	887432805
	ticker symbol:	TLVAX	TLVCX

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

Best Quarter Jun-03	Worst Quarter Sep-02
17.72%	-18.73%

Average Annual Total Returns

(for periods ending on December 31, 2003(1))

	Class A (1)
	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	27.99%	N/A	N/A	3.78%
Return after taxes on distributions (2)	21.27%	N/A	N/A	2.43%
Return after taxes on distributions and sale of shares (2)	13.06%	N/A	N/A	1.99%
S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	28.69%	N/A	N/A	-3.61%

(1)	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	11

		Class A	Class C
	cusip number:	—	—
	ticker symbol:	—	—

PATRIOT FUND

Investment objective

Long-term capital growth.

Primary investment strategies

The primary strategy of this Fund is to seek out and invest in companies whose products and services represent the core strengths of America’s economy and are critical to the long term economic well being of the country. Knowing full well that such a strategy is inherently broad and subject to varying interpretations, the Fund’s Advisor and Investment Manager have designated the following industries (“core industries”) as having the most continuing and critical impact on the overall well being of America:

Agriculture:

This industry feeds not only America but a large portion of the rest of the world;

Defense:

This industry equips our armed forces;

Energy:

Energy companies fuel America, and support of their efforts to make America less dependent on foreign energy sources enhances America.

Financial Services:

This industry enables the free flow of capital to build America’s economy.

Health Care:

This industry supplies medical products and services that enhance and protect the physical and mental health of all Americans;

Manufacturing:

This industry provides durable goods that benefit all Americans; and

Technology:

This industry supplies computers, software, telecommunications and software, assisting this country to be among the most economically productive in the world;

The Fund will limit its investments to US domestic companies that are involved in one or more of the above-described core industries and their related industries (for example, the pharmaceutical industry would be considered a related industry of Health Care). Also, investment preference will be given to companies within a given core industry that supply products and/or services to the United States Government under a direct contractual relationship.

The Fund will also:

•	Always refrain from investing in Excluded Securities;

•	Normally invest at least 80% of the Fund’s total assets in the common stocks of U.S. domestic companies that operate within one or more target industries;

•	Normally invest in securities of companies without regard to market capitalizations;

•	Limit investments in any one target industry or groups of related industries to not more than 25% of the Fund’s total assets.

•	Normally invest its assets in the securities of companies within target industries which the Fund’s investment manager believes show a high probability for superior growth.

•	In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing. Portfolio holdings will be sold when valuations change or when price appreciation targets are achieved.

The Fund’s investment objective and primary investment strategies are not fundamental and may be changed by the Board upon sixty (60) days notice to shareholders.

12	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		Class A	Class C
	cusip number:	—	—
	ticker symbol:	—	—

PATRIOT FUND

Primary risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Small-Cap Stock Risk- Although the Patriot Fund is not limited to a particular capitalization sector, Awad Asset Management, Inc. has historically focused on investments in small-cap companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

4.	Large/Mid Cap Risk- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

5.	Management Risk- The risk that poor securities selection will cause the fund Io under perform other funds with similar objectives.

6.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

7.	Portfolio Turnover- The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. Increased portfolio turnover may result in higher costs for brokerage commissions and other transaction costs and may also result in taxable capital gains.

8.	Focused Portfolio Risk- Because this Fund limits the scope of its investments to a relatively few industries, the Fund may be riskier and more susceptible to loss than a fund that invests in a more diversified manner.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

Past performance

This Fund commenced investment operations on May 1, 2004. Therefore, no historical performance records currently exist.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	13

		Class A	Class C
	cusip number:	887432888	887432862
	ticker symbol:	TFIAX	TFICX

TIMOTHY PLAN FIXED INCOME FUND

Investment objective

To generate a high level of current income consistent with prudent investment risk.

Primary investment strategies

•	To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The investment manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s investment manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•	In managing its portfolio, the Fund’ s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.

Primary risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Interest Rate Risk- When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk- The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk- If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Who should buy this Fund

This Fund is appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

Past performance

The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the performance of the Dow Jones Bond and the Salomon BIG Index during each period. You should be aware that the Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

14	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		Class A	Class C
	cusip number:	887432888	887432862
	ticker symbol:	TFIAX	TFICX

TIMOTHY PLAN FIXED INCOME FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

Best Quarter Sep-02	Worst Quarter Mar-00
5.98%	-1.25%

Average Annual Total Returns

(for periods ending on December 31, 2003(1))

	Class A (1)
	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	5.70%	N/A	N/A	5.34%
Return after taxes on distributions (2)	-0.50%	N/A	N/A	2.56%
Return after taxes on distributions and sale of shares (2)	0.94%	N/A	N/A	2.59%
Dow Jones Bond Index (3)	9.87%	N/A	N/A	9.13%
Salomon Brothers BIG Index (3) (indices reflect no deduction for fees, expenses or taxes)	4.21%	N/A	N/A	7.95%

(1)	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Dow Jones Bond Index is a widely recognized, unmanaged index of corporate bonds. The Salomon Brothers BIG Index is a widely recognized index comprised of corporate, mortgage-backed, and asset-based bonds. Both indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	15

		No-Load
	cusip number:	887432821
	ticker symbol:	TPMXX

TIMOTHY PLAN MONEY MARKET FUND

Investment objective

The Fund seeks a high level of current income consistent with the preservation of capital. The Fund also attempts to maintain a stable net asset value of $1.00.

Primary investment strategies

•	The Fund invests primarily in short-term debt instruments, such as obligations of the U.S. government and its agencies, certificates of deposit, bankers acceptances, commercial paper, and short-term corporate notes. The Fund may also invest in repurchase agreements. Under normal circumstances, the Fund will not invest in any security with a maturity in excess of 397 days.

•	The Fund will only purchase securities that have a rating of at least “AA” by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s investment manager has determined that the security is of comparable credit quality to similar rated securities

Primary risks

1.	Money Market Risk- An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2.	Interest Rate Risk- When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk- The Fund could lose money if its holdings are downgraded in credit rating or go into default. Accordingly, the Fund will only invest in investment-grade bonds.

Who should buy this Fund

The Fund is appropriate for investors who are seeking a high level of current income and preservation of capital.

Past performance

The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance.

16	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		No-Load
	cusip number:	887432821
	ticker symbol:	TPMXX

TIMOTHY PLAN MONEY MARKET FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for No-load Shares

(for calendar years ending on December 31(1))

Average Annual Total Returns

(for periods ending on December 31, 2003 (1))

	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	0.59%	N/A	N/A	2.64%
Return after taxes on distributions (2)	0.36%	N/A	N/A	1.59%
Return after taxes on distributions and sale of shares (2)	0.36%	N/A	N/A	1.59%

(1)	Money Market Fund commenced investment operations on July 12, 1999.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

To obtain the Fund’s current 7-day yield, call the Fund toll-free at 1-800-662-0201.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	17

FEES AND EXPENSES

The tables that follow describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Timothy Plan Small-Cap Value Fund (“Small”), Timothy Plan Large/Mid-Cap Value Fund (“Mid”), Timothy Plan Aggressive Growth Fund (“Aggr”), Timothy Plan Large/Mid-Cap Growth Fund (“Large”), and Timothy Plan Fixed-Income Fund (“Fixed”). The Timothy Plan Money Market Fund (“MM”) offers only No-Load shares.

Shareholder Transaction Expenses

(fees paid directly from your investment)

	Class A						Class C						No-Load MM
	Small	Mid	Aggr	Large	Patriot	Fixed	Small	Mid	Aggr	Large	Patriot	Fixed
Maximum sales charge on purchases (as percentage of offering price)	5.25%	5.25%	5.25%	5.25%	5.25%	4.25%	None	None	None	None	None	None	None
Maximum deferred sales charges (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None	None	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	None
Redemption Fees (1)	None	None	None	None	None	None	None	None	None	None	None	None	None
Exchange Fees	None	None	None	None	None	None	None	None	None	None	None	None	None

*	Other Expenses are estimated in good faith for the Fund’s first year of operations.

Annual Fund Operating Expenses

(expenses that are deducted from fund assets)

	Class A						Class C						No-Load MM
	Small	Mid	Aggr	Large	Patriot	Fixed	Small	Mid	Aggr	Large	Patriot	Fixed
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.60%	0.85%	0.85%	0.85%	0.85%	0.85%	0.60%	0.60%
Service & distribution (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.00%
Other expenses (2)	0.61%	0.51%	0.75%	0.52%	0.70%*	0.58%	0.61%	0.51%	0.75%	0.52%	0.70%*	0.58%	0.25%
Total fund operating expenses (before reimbursement by TPL)	1.71%	1.64%	1.85%	1.62%	1.80%	1.43%	2.46%	2.36%	2.60%	2.37%	2.55%	2.18%	0.85%
Reimbursement	0.00%	0.00%	0.25%	0.02%	0.20%	0.08%	0.00%	0.00%	0.25%	0.02%	0.20%	0.08%	0.00%
Total annual fund operating expenses (after reimbursement by TPL)	1.71%	1.64%	1.60%	1.60%	1.60%	1.35%	2.46%	2.36%	2.35%	2.35%	2.35%	2.10%	0.85%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	The Funds’ Adviser, TPL, has contractually agreed to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund and the Fixed-Income Fund through April 30, 2005 to maintain total annual operating expenses at 1.60%, 1.60% and 1.35%, respectively, of the applicable Fund’s Class A shares’ average daily net assets, and at 2.35%, 2.35% and 2.10%, respectively, of the applicable Fund’s Class C shares’ average daily net assets. These Fund classes have agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2004, to the extent the total expenses of the applicable Fund class for any such year or years do not exceed the applicable average daily net asset percentage set forth above or any lower expense limitation or limitations to which the Funds’ Adviser may otherwise agree. The Funds’ Adviser has contractually agreed to waive fees and/or reimburse fund expenses for the Money Market Fund through April 30, 2005 to maintain total annual operating expenses at no more than 0.85% of the Fund’s average daily net assets. The Money Market Fund has agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2004, to the extent the total expenses of the Fund for any such year or years do not exceed 0.85% of the Fund’s average daily net assets or any lower expense limitation or limitations to which the Fund’s adviser may otherwise agree. Class C shares were not offered prior to December 31, 2003. Because Class C shares have no prior operating history, “Other Expenses” are estimated in good faith based on expenses incurred in that category for Class A shares for the year ended December 31, 2003. TPL has contractually agreed to waive fees and/or reimburse fund expenses for the Patriot Fund through April 30, 2007 to maintain total annual operating expenses at 1.60% for Class A shares and 2.35% for Class C shares. The Fund has agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2006.

Example:

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A						No-Load MM
	Small	Mid	Aggr	Large	Patriot	Fixed
One year	$689	$683	$679	$679	$679	$557	$87
Three years	$1,036	$1,015	$1,053	$1,007	$1,043	$851	$271
Five years	$1,404	$1,370	$1,451	$1,358	$1,431	$1,166	$471
Ten years	$2,438	$2,367	$2,561	$2,344	$2,514	$2,059	$1,049

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 5.25% is included in the expense calculations.

18	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

	Class C (with Redemption)
	Small	Mid	Aggr	Large	Patriot	Fixed
One year	$349	$339	$338	$338	$338	$313
Three years	$766	$736	$785	$738	$775	$674
Five years	$1,311	$1,260	$1,358	$1,264	$1,338	$1,162
Ten years	$2,796	$2,696	$2,916	$2,705	$2,870	$2,507

	Class C (without Redemption)
	Small	Mid	Aggr	Large	Patriot	Fixed
One year	$249	$239	$238	$238	$238	$213
Three years	$766	$736	$785	$738	$775	$674
Five years	$1,311	$1,260	$1,358	$1,264	$1,338	$1,162
Ten years	$2,796	$2,696	$2,916	$2,705	$2,870	$2,507

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. The maximum contingent deferred sales charge for each period is included in the figures showing redemption expenses.

THE BASICS ABOUT THE ASSET ALLOCATION FUNDS

In addition to the Traditional Funds described above, the Timothy Plan offers two Asset Allocation Funds: the Timothy Plan Conservative Growth Fund and the Timothy Plan Strategic Growth Fund. Each Asset Allocation Fund attempts to achieve its investment objective by investing the majority of its assets in certain Traditional Funds. The Asset Allocation Funds offer you the opportunity to pursue one of two specially constructed asset allocation strategies. The Asset Allocation Funds are designed for long-term investors seeking total return for tax-advantaged retirement plans and other long-term investment or savings accounts.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	19

		Class A	Class C
	cusip number:	887432763	887432672
	ticker symbol:	TSGAX	TSGCX

TIMOTHY PLAN STRATEGIC GROWTH FUND

Investment objective

Medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Traditional Funds in which the Strategic Growth Fund invests seek current income.

Primary investment strategies

The Strategic Growth Fund normally will invest at least 75% of its assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	15-20%
Large/Mid Cap Value Fund	20-25%
Large/Mid Cap Growth Fund	30-35%
Aggressive Growth Fund	15-20%

The Strategic Growth Fund normally will invest its remaining cash, if any, in U.S. government securities and short-term paper.

The Adviser will determine the specific asset allocation program. On each day that the Strategic Growth Fund is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. TPL also will reallocate the Strategic Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Primary risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk- The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

Who should buy this Fund

The Strategic Growth Fund is appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

Past performance

The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the performance of the S&P 500 Index during each period. You should be aware that the Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

20	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		Class A	Class C
	cusip number:	887432763	887432672
	ticker symbol:	TSGAX	TSGCX

TIMOTHY PLAN STRATEGIC GROWTH FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

Best Quarter Dec-01	Worst Quarter Sep-02
16.19%	-17.65%

Average Annual Total Returns

(for periods ending on December 31, 2003(1))

	Class A (1)
	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	27.96%	N/A	N/A	-6.29%
Return after taxes on distributions (2)	21.09%	N/A	N/A	-7.84%
Return after taxes on distributions and sale of shares (2)	13.04%	N/A	N/A	-6.54%
S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	28.69%	N/A	N/A	-6.16%

(1)	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	21

		Class A	Class C
	cusip number:	887432730	887432664
	ticker symbol:	TCGAX	TCVCX

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Investment objective

Moderate levels of long-term capital growth. Current income is a secondary objective.

Primary investment strategies

The Conservative Growth Fund normally will invest at least 75% of its assets in the following Traditional Funds according to the following approximated range of percentages:

Timothy Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	15-20%
Large/Mid Cap Value Fund	25-30%
Large/Mid Cap Growth Fund	15-20%
Fixed Income Fund	25-30%

The Conservative Growth Fund normally will invest its remaining cash, if any, in U.S. government securities and short-term paper.

TPL will determine the specific asset allocation program. On each day that the Conservative Growth Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Conservative Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Primary risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk- The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

3.	Interest Rate Risk- To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.	Credit Risk- To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fixed-Income Fund will only invest in investment grade bonds.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in moderately risk oriented equity funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Past performance

The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the performance of the S&P 500 Index during each period. You should be aware that the Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

22	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

		Class A	Class C
	cusip number:	887432730	887432664
	ticker symbol:	TCGAX	TCVCX

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

Best Quarter Dec-01	Worst Quarter Sep-02
10.54%	-11.10%

Average Annual Total Returns

(for periods ending on December 31, 2003 (1))

	Class A (1)
	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	20.22%	N/A	N/A	-0.63%
Return after taxes on distributions (2)	13.91%	N/A	N/A	-2.07%
Return after taxes on distributions and sale of shares (2)	8.56%	N/A	N/A	-1.74%
S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	28.69%	N/A	N/A	-6.16%

(1)	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	23

FEES AND EXPENSES

The tables that follow describe the fees and expenses you may pay if you buy and hold shares of the Asset Allocation Funds.

Shareholder Transaction Expenses

(fees paid directly from your investment)

	Class A		Class C (5)
	Strat	Cons	Strat	Cons
Maximum sales charge on purchases (as percentage of offering price)	5.25%	5.25%	None	None
Maximum deferred sales charges (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	1.00%	1.00%
Redemption Fees (1)	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses*

(expenses that are deducted from fund assets)

	Class A		Class C (5)
	Strat	Cons	Strat	Cons
Management fees (2)	1.50%	1.45%	1.50%	1.45%
Service & distribution (12b-1) fees	0.00%	0.00%	0.75%	0.75%
Other expenses (3)	1.44%	1.53%	1.45%	1.53%
Total fund operating expenses (before reimbursement by TPL)	2.94%	2.98%	3.70%	3.73%
Reimbursement (4)	0.19%	0.28%	0.20%	0.28%
Total annual fund operating expenses (after reimbursement by TPL)	2.75%	2.70%	3.50%	3.45%

*	Figures noted in the table reflect changes in management fee structure as approved by the Funds’ shareholders’ at a shareholder meeting held on December 5, 2003.
(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which is currently $9.
(2)	Management Fees include an annual fee of 0.65% of the average daily net assets of each Fund which is paid to the Funds’ Adviser, Timothy Partners. Ltd., which is in addition to the aggregate management fees paid by the underlying Funds in which each Asset Allocation Fund invests.
(3)	Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses of the Asset Allocation Funds not listed above.
(4)	Timothy Partners, Ltd. is contractually obligated to waive its fees and/or reimburse each Asset Allocation Fund to the extent necessary to maintain certain overall expense caps for each Class. The figures in the above table include the expenses attributable to the specific Asset Allocation Fund and the underlying Funds in which it invests. Not including the expenses attributable to the underlying Funds, the expense cap of each Asset Allocation Fund is as follows: For Class A shares of the Strategic Fund and the Conservative Fund, the expense cap is 1.15%. For Class C shares of the Strategic Fund and the Conservative Fund, the expense cap is 1.90%.
(5)	Class C shares are being offered for the first time via this prospectus and have no operating history. Other expenses are good faith estimates for the first year based on the expense history of the Class A shares, which have similar ongoing expenses.

Example:

The following examples are intended to help you compare the cost of investing in the Asset Allocation Funds with the cost of investing in other mutual funds. The following tables set forth the estimated aggregate expenses of the Asset Allocation Funds, including expenses of the underlying Traditional Funds in which they invest, based upon the expense tables for the Asset Allocation Funds set out above. These estimates assume a constant allocation by each Asset Allocation Fund of its assets in the Traditional Funds as described in the “Basics About the Asset Allocation Funds” section. Actual expenses of the Asset Allocation Funds may be higher or lower than this example. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class as set forth above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:*

	Class A
	Strategic	Conservative
One year	$788	$784
Three years	$1,333	$1,319
Five years	$1,903	$1,879
Ten years	$3,443	$3,398

	Class C (with Redemption)		Class C (without Redemption)
	Strategic	Conservative	Strategic	Conservative
One year	$454	$449	$354	$349
Three years	$1,074	$1,059	$354	$349
Five years	$1,817	$1,793	$1,817	$1,793
Ten years	$3,774	$3,730	$3,774	$3,730

*	The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 5.25% for the Class A Shares of each Asset Allocation Fund is included in the expense calculations. The expenses shown above reflect estimated Total Annual Operating Expenses for the underlying Traditional Funds. See the footnotes to the “Annual Fund Operating Expenses” table for the Traditional Funds.

24	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

ADDITIONAL INFORMATION

Each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments, including repurchase agreements. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than if it had invested strictly according to its objectives.

In order to achieve its investment objective, each Asset Allocation Fund typically allocates its assets, within predetermined percentage ranges, among certain of the Traditional Funds. Even so, the Asset Allocation Funds may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Asset Allocation Fund will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by each Asset Allocation Fund’s investments in those market segments and their corresponding Traditional Funds. The Funds’ adviser may alter these percentage ranges when it deems appropriate. The assets of each Asset Allocation Fund will be allocated among the Traditional Funds in accordance with its investment objective, the Funds’ adviser’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds.

At the time an Asset Allocation Fund invests in any commercial paper or repurchase agreements, the issuer must have outstanding debt rated “A” or higher by Moody’s or S&P; the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Funds’ adviser.

INTEREST RATE RISK

To the extent that a Traditional Fund invests in fixed income securities, the Traditional Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Traditional Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Traditional Fund’s portfolio and its average coupon return), the more sensitive the Traditional Fund is to interest rate risk.

CREDIT RISK

To the extent that a Traditional Fund invests in fixed income securities, the Traditional Fund will be exposed to credit risk. A Traditional Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Traditional Funds will only invest in investment grade bonds.

ADDITIONAL EXPENSE AND TAX IMPLICATIONS

Investing in the Asset Allocation Funds involve certain additional expenses and tax results that would not be present in a direct investment in the Traditional Funds. See “Dividends and Distributions” and “Federal Taxes” in this Prospectus.

INVESTING IN THE FUNDS

DETERMINING SHARE PRICES

Shares of each Class of each Fund are offered at the public offering price for each Class. The public offering price is each class’s next calculated net asset value (“NAV”), plus the applicable sales charge, if any. NAV per share of each Class is calculated by adding the value of Fund investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Each Fund’s per share NAV of each Class and public offering price is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

The Timothy Plan Money Market Fund will use the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

CHOOSING THE CLASS OF SHARES THAT IS BEST FOR YOU

Except for the Money Market Fund, which offers only No-Load Shares, each Fund offers you a choice of two different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Each Share Class in any Fund represents interests in the same portfolio of investments in that Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the lower ongoing expense ratio on Class A shares.

CLASS A SHARES

Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. For all Funds except the Fixed-Income Fund and the Money Market Fund, the following sales charges(1) apply:

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	25

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	5.25%	5.54%	5.00%
$50,000 to 100,000	4.25%	4.44%	4.00%
$100,000 to 250,000	3.25%	3.34%	3.00%
$250,000 to 500,000	2.00%	2.04%	1.75%
$500,000 to 1,000,000	1.00%	1.01%	0.75%
$1,000,000 and up	0.00%	0.00%	0.00%

The following sales charges(1) apply to the Fixed-Income Fund:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	4.25%	4.44%	4.00%
$50,000 to $100,000	3.50%	3.63%	3.25%
$100,000 to 250,000	2.50%	2.56%	2.25%
$250,000 to $500,000	1.50%	1.52%	1.25%
$500,000 to 1,000,000	0.75%	0.76%	0.50%
$1,000,000	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of A class shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund.

The Trust’s distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer’s concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an “underwriter” under the Securities Act of 1933, as amended.

Exemptions from sales charges

Class A shareholders who purchased their shares on or before September 22, 1997 are not subject to sales charges on future purchases of Class A shares of any Timothy Fund, including exchanges. Also, the Trust will waive sales charges on purchases of Class A Shares of any Timothy Fund by:

1.	fee-based registered investment advisers for their clients,

2.	broker/dealers with wrap fee accounts,

3.	registered investment advisers or brokers for their own accounts, or family members of their household,

4.	trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan, and

The Trust may also, in its sole discretion, waive sales charges on purchases of Class A Shares:

1.	by religious organizations for themselves or their members,

2.	by religious-based charitable organizations and foundations for themselves or their members,

3.	by for an organization’s retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds. The Trust, in its sole discretion, may lower these minimums,

4.	by subscribers of Timothy Plan Funds that are making direct exchanges from load shares of other U.S. registered mutual funds, or have liquidated funds’ shares within 90 days of the purchase of Timothy Plan funds, and/or

5.	under circumstances in which the waiving of such charges are deemed by the Trust to be in the best interests of the Trust and its shareholders.

For purchasers that qualify for sales load waivers, Class A shares will be purchased at net asset value.

Reduced sales charges

You may qualify for a reduced sales charge by aggregating the net asset value of all the load shares you and your related accounts previously purchased in any Fund with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned Class A or Class C shares in one or more of the Funds with an aggregate net asset value of $950,000, and you decided to purchase an additional $60,000 of Class A shares of any Fund, there would be no sales charge on that purchase because you had accumulated more than $1,000,000 in all Funds of the Trust. Related accounts include and are limited to accounts established by or for your parents, spouse, children, or grandchildren.

Letter of intent

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction or elimination. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

26	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

CLASS C SHARES

Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund of your choice. However, Class C shares of the Traditional Funds pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets. Class C shares of the Asset Allocation Funds pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. Class C shares of the Asset Allocation Funds also indirectly incur an additional shareholder servicing fee of 0.25% per annum of average daily net assets resulting from the underlying Traditional Funds in which the Asset Allocation Funds invest.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

DISTRIBUTION FEES

The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for each Class of Shares, of each Fund (the “Distribution Plans”). The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate TPL or others for expenses relating to the promotion and sale of shares of each Fund and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A shares of each Traditional Fund compensate TPL and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund’s average daily net assets attributable to Class A shares. Class A shares of the Asset Allocation Fund do not impose a service fee.

Under the Class C Distribution Plan, the Class C Shares of each Traditional Fund compensates TPL and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund’s average daily net assets attributable to Class C shares. The Class C Shares of each Asset Allocation Fund assess a 0.75% distribution fee, but do not assess a 0.25% service fee since a 0.25% service fee is derived from the underlying Class A shares in which the Asset Allocation Funds invest. Amounts paid under the Class C Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of commissions for sales of Class C shares. The Class C Distribution Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Distribution Plan combined with the CDSC for Class C shares is to provide for the financing of the distribution of Class C shares.

Because 12B-1 fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AND ADDING TO YOUR ACCOUNT

You can invest directly in each Fund by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-800-662-0201.

Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan. Unless pre-authorized by the Fund at the Fund’s sole discretion, the Timothy Plan will not accept third party checks. The minimum initial investment amount for each Fund, in any Class of shares, is set forth below:

Type of Investment Account	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount
Regular Accounts	$1,000	None
Qualified Retirement Plans and Coverdell Education Accounts	None	None
Automatic Investment Accounts	$50	$50/month

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	27

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan

c/o Citco Mutual Fund Services, Inc.

P.O. Box C1100

Southeastern, PA 19398-1100

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco Mutual Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund’s public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day. When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase. If you do not select a share class, Class A shares will be purchased for you. For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order.

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.	Fill out and mail or fax (610-935-3775) an Account Registration Form to the Transfer Agent

2.	Call 1-800-662-0201 to inform us that a wire is being sent.

3.	Obtain an account number from the Transfer Agent.

4.	Ask your bank to wire funds to the account of:

US Bank
Cinti/Trust, ABA #	0420-0001-3
Credit:	The Timothy Plan
Account #:	130100788681
For further credit to:	(Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor. However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the applicable Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

28	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN (excluding the Money Market Fund)

You may purchase shares of the Funds through an Automatic Investment Plan (the “AIP”) with the exception of the Money Market Fund. The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-662-0201.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you:

Confirmation Statements	After every transaction that affects your account balance or your account registration.

Account Statements	Quarterly.

Financial Reports	Semi-annually — to reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

Each Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Redemption requests should be mailed via U.S. mail to:

The Timothy Plan

c/o Citco Mutual Fund Services, Inc.

P.O. Box C1100

Southeastern, PA 19398-1100

or by overnight courier service to:

The Timothy Plan

c/o Citco Mutual Fund Services, Inc.

83 General Warren Blvd., Suite 200

Malvern, PA 19355

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	29

The selling price for No-Load and Class A shares being redeemed will be the applicable Fund’s per share net asset value next calculated after receipt of all required documents in “good order.” The selling price for Class C shares being redeemed will be the Fund’s per share net asset value next calculated after receipt of all required documents in “good order,” less any applicable CDSC. Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

“Good order” means that the request must include:

(1)	Your account number.

(2)	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

(3)	The signatures of all account owners exactly as they are registered on the account.

(4)	Any required signature guarantees.

(5)	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at 1-800-661-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)	if you change the ownership on your account;

(ii)	when you want the redemption proceeds sent to a different address than is registered on the account;

(iii)	if the proceeds are to be made payable to someone other than the account’s owner(s);

(iv)	any redemption transmitted by federal wire transfer to your bank; and

(v)	if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption. (for joint accounts, all signatures must be guaranteed, if required as above)

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. At the discretion of the Trust or Citco Mutual Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words “Gold Medallion Signature Guarantee.” Please call customer service at 1-800-662-0201 if you have questions.

BY TELEPHONE

You may redeem your shares in the Fund(s) by calling the Transfer Agent at 1-800-662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your predesignated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE (“ACH”)

You may request the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern time to receive that day’s closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed.

30	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Citco Mutual Fund Services, Inc., 83 General Warren Blvd., Suite 200, Malvern, PA 19355.

Receiving distributions (whether reinvested or taken in cash) may be taxable events as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time the Fund holds its assets). Any tax liabilities generated by receiving distributions are your responsibility.

THE INVESTMENT ADVISER

Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the adviser to the Funds since their inceptions.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Small-Cap Value Fund, 0.85% on the Large/Mid-Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid-Cap Growth Fund, 0.85% on the Patriot Fund, 0.60% on the Fixed-Income Fund, 0.60% on the Money Market Fund, and 0.65% on each of the Strategic Growth Fund and the Conservative Growth Fund.

TPL, with the Trust’s consent, has engaged the services of the investment managers described below to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the investment managers for such services.

INVESTMENT MANAGERS

AGGRESSIVE GROWTH FUND

Provident Investment Counsel, Inc. (“Provident”), 300 North Lake Avenue, Penthouse Suite, Pasadena, CA 91103, serves as investment manager to the Aggressive Growth Fund under a written agreement with TPL. Provident selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Provident was founded in 1951 and as of December 31, 2003, managed assets in excess of $6.21 billion. Provident is a wholly owned subsidiary of Old Mutual plc. Provident is registered with the Securities and Exchange Commission as an investment adviser and the firm’s primary business is providing investment management services to institutions, corporations, religious organizations, foundations and endowments, and high net worth individuals.

Provident’s growth equity investment philosophy is based on the belief that, over the long term, a company’s earnings per share growth is the most significant determinant of long-term stock price appreciation. In light of this, Provident seeks out companies with catalysts for growth.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	31

Provident employs a team approach to portfolio management, under the direction of joint portfolio managers, Evelyn Lapham and John Yoon, who are primarily responsible for the day-to-day investment of the Fund’s assets.

Evelyn Lapham, CFA – Senior Vice President Ms. Lapham holds a Bachelor of Arts degree from Miami University of Ohio and a Master of Business Administration degree from the Stern School of Business at New York University. Ms. Lapham has been in the investment industry since 1981, including seven years as a portfolio manager/analyst for a major U.S. pension plan and ten years in institutional equity sales coverage for a major brokerage firm.

John Yoon – Senior Vice President Mr. Yoon holds an AB in Economics from Harvard University, and an MBA in Finance from UCLA. He is also a member of the Association for Investment Management and Research. Mr. Yoon entered the investment industry in 1989. Prior to joining Provident Investment Counsel, he served as a financial analyst and associate in corporate finance at Salomon Brothers, Inc.

LARGE/MID-CAP GROWTH FUND

Rittenhouse Financial Services, Inc. (“Rittenhouse”), One Radnor Corporate Center, Radnor, PA 19087, serves as investment manager to the Large/Mid-Cap Growth Fund under a written agreement with TPL. Rittenhouse selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Rittenhouse is a registered investment adviser and wholly-owned subsidiary of The John Nuveen Company. Established in 1979, Rittenhouse provides equity, fixed income and balanced portfolio management to corporations, hospitals, Taft-Hartley plans, public funds, endowments and foundations, and high-net-worth individuals.

As of December 31, 2003, Rittenhouse managed approximately $11.73 billion in assets for programs such as Merrill Lynch, PaineWebber and Salomon Smith Barney and accounts such as the Society of the Holy Child Jesus (MD) and the United Food & Commercial Workers (OH). Rittenhouse is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

Rittenhouse’s Investment Committee makes firm-wide investment recommendations, while the Institutional Group is responsible for managing institutional accounts. William L. Conrad, Managing Director, is responsible for the day-to-day investing of the Fund’s assets.

Mr. William L. Conrad, Managing Director/Institutional Group, joined Rittenhouse in 1991. He has over 20 years experience in the investment industry, is a member of the firm’s Investment Committee, and has a B.A. degree in Political Science/International Relations from Georgetown University in Washington, D.C.

SMALL-CAP VALUE FUND & PATRIOT FUND

Awad Asset Management, Inc. (“Awad”), a wholly-owned subsidiary of Raymond James Financial, Inc., a diversified financial services firm traded on the New York Stock Exchange, is the investment manager for the Small-Cap Value Fund and the Patriot Fund. Awad has offices at 250 Park Avenue, New York, New York 10177. Awad selects the investments for the Small-Cap Value Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad and Carol Egan make up the team responsible for managing the day-to-day investments for the Funds. James Awad is the Senior Investment Officer of the investment manager. Prior to forming Awad, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

Awad has served as investment manager to the Small-Cap Value Fund since January 1, 1997, and the Patriot Fund since May 1, 2004. In addition to these Funds and the Timothy Plan Small Cap Variable Series, Awad also serves as investment adviser or co-adviser to two other investment companies: Calvert New Vision Small-Cap Fund and Heritage Small-Cap Stock Fund. As of December 31, 2003, Awad managed in approximately of $1.037 billion in assets.

In choosing the securities in which to invest, Awad uses extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

LARGE/MID-CAP VALUE FUND

Fox Asset Management, LLC (“Fox”), 44 Sycamore Avenue, Little Silver, NJ 07739, is responsible for the investment and reinvestment of the Mid-Cap Value Fund’s assets. Mr. J. Peter Skirkanich, President of Fox, is responsible for the day-to-day recommendations regarding the investment of the Fund’s portfolio. Fox was founded in 1985 and offers investment advice and services to individuals, institutions, trusts, charities and regulated investment companies. As of December 31, 2003, Fox managed approximately $3.23 billion in assets.

Fox is owned 80% by Eaton Vance Acquisition, a Delaware business trust which, in turn, is 100% owned by Easton Vance Corp., a Maryland corporation. The business address of these firms is 225 State Street, Boston, MA 02109. The remaining 20% of Fox is owned by Saucon I, Inc., a New Jersey corporation. Saucon I is owned 60% by J. Peter Skirkanich, Manager of Fox, and the remaining 40% is owned by other employees of Fox.

32	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

Mr. Skirkanich was formerly Managing Director of Dreman Value Management, Inc., an investment counseling firm. Prior to that, he was a Vice President of Investments at Kidder, Peabody & Company and Shearson/American Express, where he managed individual and corporate accounts for twelve years. He began his investment career as an analyst with Prudential Bache Securities.

Prior to embarking on his investment career, Mr. Skirkanich served three years with the U.S. State Department and two years with Ernst & Whinney in both the tax and audit areas. Mr. Skirkanich is a graduate of the Wharton School, University of Pennsylvania. Currently he serves as a trustee on the Board of Overseers for the School of Engineering and Applied Sciences at the University. By gubernatorial appointment, he also serves as a member of the State Investment Council for the State of New Jersey.

FIXED-INCOME FUND AND MONEY MARKET FUND

Carr & Associates, Inc. (“Carr”), 150 Broadway, Suite 509, New York, New York, serves as investment manager to the Fixed-Income and Money Market Funds. Carr was founded by Michael F. Carr in 1989 and has provided investment advisory services to institutional and individual investors since that time. Each of the firm’s co-principals is a Chartered Financial Analyst with over 40 years of investment industry experience.

Michael F. Carr, CFA, President and Chief Investment Officer for the firm, is responsible for the day to day recommendations regarding the investment of the Funds’ portfolios. Mr. Carr has spent his entire 43 year career in the investment industry. Immediately prior to founding the firm, Mr. Carr was a Senior Vice President of Shearson Lehman Hutton. Mr. Carr is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the New York Society of Security Analysts. A graduate of the University of Notre Dame, Mr. Carr received his Masters of Business Administration degree from New York University.

PRINCIPAL UNDERWRITER

Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Funds’ shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for serving as underwriter of the Trust.

FEDERAL TAXES

Each Fund intends to qualify and maintain its qualification as a “regulated investment company” under the Internal Revenue Code (the “Code”), meaning that to the extent a Fund’s earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, each Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds’ distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to Federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Funds may describe general economic and market conditions affecting their performance and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to one or more appropriate indices.

According to the law of Delaware under which the Trust is organized, and the Trust’s Agreement and Declaration of Trust and by-laws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Trust will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Trust will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	33

The Board of Trustees of the Trust has approved Codes of Ethics (the “Code”) for the Funds, Investment Advisor, Sub-Advisors, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. The Board of Trustees has also approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Portfolios for illegal purposes. Day to day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

34	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2003, which is available upon request

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$4.56	$6.61	$8.35	$10.00

Income from Investment Operations:
Net Investment Loss	(0.06)	(0.05)	(0.05)	—
Net Realized and Unrealized Gain (Loss) on Investments	1.84	(2.00)	(1.69)	(1.65)

Total from Investment Operations	1.78	(2.05)	(1.74)	(1.65)

Less Distributions:
Dividends from Realized Gains	—	—	—	—
Dividends from Net Investment Income	—	—	—	—

Total Distributions	—	—	—	—

Net Asset Value at End of Period	$6.34	$4.56	$6.61	$8.35

Total Return (A) (D)	39.04%	(31.01)%	(20.84)%	(16.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$9,920	$4,878	$3,510	$717

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.85%	2.64%	3.87%	10.20	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.60%	1.60%	1.60%	1.60	% (C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.60)%	(2.44)%	(3.53)%	(8.91	)% (C)
After Reimbursement and Waiver of Expenses by Advisor	(1.35)%	(1.40)%	(1.26)%	(0.31	)% (C)

Portfolio Turnover	119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For The Period October 4, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	35

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2003, which is available upon request

LARGE/MID CAP GROWTH FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.14	$7.28	$9.43	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)	(0.04)	(0.04)	—
Net Realized and Unrealized Gain (Loss) on Investments	1.08	(2.10)	(2.11)	(0.57)

Total from Investment Operations	1.03	(2.14)	(2.15)	(0.57)

Net Asset Value at End of Period	$6.17	$5.14	$7.28	$9.43

Total Return (A)(D)	20.04%	(29.40)%	(22.80)%	(5.69)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$23,407	$13,044	$8,854	$1,547

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.62%	1.80%	2.32%	5.55	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.60%	1.60%	1.60%	1.60	% (C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.05)%	(1.21)%	(1.72)%	(3.98	)% (C)
After Reimbursement and Waiver of Expenses by Advisor	(1.03)%	(1.01)%	(1.00)%	(0.03	)% (C)

Portfolio Turnover	53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the period October 5, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For periods of less than a full year, the total return is not annualized.

36	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2003, which is available upon request.

SMALL-CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$11.13	$13.79	$12.61	$12.26	$10.89

Income from Investment Operations:
Net Investment Income (Loss)	(0.07)	(0.05)	(0.09)	(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	4.39	(2.60)	1.30	1.43	1.39

Total from Investment Operations	4.32	(2.65)	1.21	1.38	1.37

Less Distributions:
Dividends from Realized Gains	—	(0.01)	(0.03)	(1.03)	—
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	—	(0.01)	(0.03)	(1.03)	—

Net Asset Value at End of Year	$15.45	$11.13	$13.79	$12.61	$12.26

Total Return (A)	38.81%	(19.25)%	9.66%	11.23%	12.58%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$34,185	$22,603	$21,632	$15,217	$13,377

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.71%	1.75%	1.89%	1.97%	2.22%
After Reimbursement of Expenses by Advisor	1.71%	1.75%	1.89%	1.76%	1.60%

Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.55)%	(0.46)%	(0.80)%	(0.48)%	(0.82)%
After Reimbursement of Expenses by Advisor	(0.55)%	(0.46)%	(0.80)%	(0.27)%	(0.20)%

Portfolio Turnover	47.99%	66.95%	61.41%	99.17%	78.79%

(A)	Total Return Calculation Does Not Reflect Sales Load.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	37

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2003, which is available upon request.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.11	$10.83	$10.83	$9.68	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.01	0.01	(0.02)	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.54	(1.73)	0.06	1.16	(0.30)

Total from Investment Operations	2.55	(1.72)	0.04	1.20	(0.28)

Less Distributions:
Dividends from Realized Gains	—	—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—	—	—	(0.03)	(0.02)

Total Distributions	—	—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Period	$11.66	$9.11	$10.83	$10.83	$9.68

Total Return (A) (D)	27.99%	(15.88)%	0.33%	12.35%	(3.28)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$29,374	$17,856	$13,858	$4,493	$846

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.64%	1.76%	1.70%	2.70%	4.69	% (C)
After Reimbursement of Expenses by Advisor	1.64%	1.76%	1.70%	1.65%	1.60	% (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	0.10%	0.11%	(0.20)%	(0.30)%	(2.34	)% (C)
After Reimbursement of Expenses by Advisor	0.10%	0.11%	(0.20)%	0.67%	0.75	% (C)

Portfolio Turnover	39.44%	36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

38	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2003, which is available upon request.

FIXED INCOME FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value, Beginning	$10.25	$9.73	$9.53	$9.81	$10.00

Income from Investment Operations:
Net Investment Income	0.37	0.45	0.40	0.49	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.21	0.53	0.20	(0.27)	(0.18)

Total from Investment Operations	0.58	0.98	0.60	0.22	(0.06)

Less Distributions:
Dividends from Net Investment Income	(0.37)	(0.44)	(0.40)	(0.50)	(0.13)
Dividends from Net Realized Gain	(0.15)	(0.02)	—	—	—

Total Distributions	(0.52)	(0.46)	(0.40)	(0.50)	(0.13)

Net Asset Value at End of Period	$10.31	$10.25	$9.73	$9.53	$9.81

Total Return (A)(D)	5.70%	10.32%	6.37%	2.32%	(0.42)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$16,313	$10,374	$4,773	$667	$124

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.43%	1.74%	2.44%	8.99%	13.92	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.35%	1.35%	1.35%	1.35%	1.35	% (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	3.61%	4.49%	3.91%	(2.19)%	(9.88	)% (C)
After Reimbursement and Waiver of Expenses by Advisor	3.69%	4.88%	5.00%	5.45%	2.70	% (C)

Portfolio Turnover	62.06%	18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	39

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2003, which is available upon request

MONEY MARKET FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.01	0.01	0.03	0.05	0.02

Total from Investment Operations	0.01	0.01	0.03	0.05	0.02

Less Distributions:
Dividends from Realized Gains	—	—	—	—	—
Dividends from Net Investment Income	(0.01)	(0.01)	(0.03)	(0.05)	(0.02)

Total Distributions	(0.01)	(0.01)	(0.03)	(0.05)	(0.02)

Net Asset Value at End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (A)	0.59%	0.80%	3.34%	5.34%	1.78%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$3,554	$3,544	$2,774	$1,403	$760

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.40%	1.85%	2.33%	4.53%	5.75	% (C)
After Reimbursement of Expenses by Advisor	0.48%	0.85%	0.73%	0.85%	0.85	% (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.36)%	(0.22)%	1.45%	1.58%	(0.73	)% (C)
After Reimbursement of Expenses by Advisor	0.56%	0.78%	3.05%	5.25%	4.17	% (C)

(A)	Not Annualized.
(B)	For the Period July 9, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.

40	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2003, which is available upon request

STRATEGIC GROWTH FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.33	$8.47	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.07)	(0.07)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.84	(2.07)	(1.08)	(0.38)

Total from Investment Operations	1.77	(2.14)	(1.13)	(0.39)

Less Distributions:
Dividends from Realized Gains	—	— *	(0.01)	—
Dividends from Net Investment Income	—	—	—	—

Total Distributions	—	—	(0.01)	—

Net Asset Value at End of Period	$8.10	$6.33	$8.47	$9.61

Total Return (A) (B)	27.96%	(25.26)%	(11.72)%	(3.90)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$12,948	$7,430	$4,675	$456
Ratio of Expenses to Average Net Assets:
Before Reimbursement and waiver of Expenses by Advisor	1.17%	1.34%	1.68%	6.80	% (C)
After Reimbursement and waiver of Expenses by Advisor	1.15%	1.25%	1.25%	1.25	% (C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and waiver of Expenses by Advisor	(1.17)%	(1.34)%	(1.61)%	(6.22	)% (C)
After Reimbursement and waiver of Expenses by Advisor	(1.15)%	(1.25)%	(1.18)%	(0.67	)% (C)
Portfolio Turnover	0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized
(D)	For the Period October 5, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	41

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2003, which is available upon request

CONSERVATIVE GROWTH FUND - CLASS A SHARES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.20	$9.43	$9.98	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	—	0.02	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.66	(1.25)	(0.53)	(0.04)

Total from Investment Operations	1.66	(1.23)	(0.54)	(0.02)

Less Distributions:
Dividends from Realized Gains	(0.01)	—	(0.01)	—
Dividends from Net Investment Income	—	— *	(0.00)	—

Total Distributions	(0.01)	—	(0.01)	—

Net Asset Value at End of Period	$9.85	$8.20	$9.43	$9.98

Total Return (A) (B)	20.22%	(13.03)%	(5.41)%	(0.20)%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$15,765	$9,573	$5,787	$297
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.18%	1.38%	1.74%	9.91	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.15%	1.20%	1.20%	1.20	% (C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.02%	0.06%	(0.17)%	(7.41	)% (C)
After Reimbursement and Waiver of Expenses by Advisor	0.05%	0.24%	0.37%	1.30	% (C)
Portfolio Turnover	2.51%	0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized
(D)	For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

42	PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect.

The Funds collect the following nonpublic personal information about you:

•	Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•	Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.

The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.

The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMER IDENTIFICATION PROGRAM

The Board of Directors of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

FOR MORE INFORMATION

Additional information about the Funds is available in the Trust’s annual report to shareholders, dated December 31, 2003, and its semiannual report to shareholders, dated June 30, 2003.

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Trust. A current SAI, dated May 1, 2004, has been filed with the SEC and is incorporated by reference into this prospectus.

To request a free copy of the SAI, or the Trust’s latest annual or semi-annual report, please contact the Trust.

	Timothy Plan*	Securities and Exchange Commission
By Phone:	1-800-846-7526	1-202-942-8090

By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1304 West Fairbanks Avenue Winter Park, Florida 32789	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)

By E-mail:	info@timothyplan.com	Publicinfo@sec.gov (a duplicating fee required)

By Internet:	http://www.timothyplan.com	http://www.sec.gov

In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*	A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan

Investment Company Act No. 811-08228

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS	MAY 1, 2004	43

Regular Form A

[GRAPHIC APPEARS HERE]

1	Information About Your Account

Individual and Joint Accounts	( ) Individual	( ) Joint Tenant (Registered as joint tenants with rights of survivorship unless otherwise specified.)

	Primary Applicant’s Name	Date of Birth	Social Security Number

Not to be used for Individual Retirement Accounts.
	Joint Owner’s Name	Date of Birth	Social Security Number

A Social Security Number is required in this section.
	Primary Applicant’s Driver’s License Number	State of Registration

UGMA/UTMA and Custodial/Guardian Accounts	( ) Uniform Gift or Transfer to a Minor (UGMA/ UTMA)

	Custodian/Guardian Name	State of Residence

Complete, if applicable.
	Minor’s Name	Date of Birth	Social Security Number

A Social Security Number is required in this section.
	Custodian/Guardian’s Driver’s License Number	State of Registration

Trust and Business Entity Accounts	( ) Institutional (Please mark appropriate circle below.) ( ) Trust ( ) Sole Proprietorship ( ) Corporation ( ) Partnership ( ) Other

Complete, if applicable.
Name of Trust / Organization

An Employer Identification Number [EIN] or Social Security Number is required in this section.
	Date of Trust Agreement (for trusts only)		Tax ID Number or Social Security Number

Name of Trustee(s) / Authorized Signer(s)

Name of Trustee(s) / Authorized Signer(s)

Address
Street
Complete for all accounts.
	City	State	Zip

	E-mail Address (Optional)		Daytime Phone Number

	( ) U.S. Citizen or Resident Alien	( ) Exempt Foreign Citizen (Country of tax citizenship.)

	Fund Name(s)	Fund Class*	Amount Enclosed or to be wired (see below)	Automatic Investment Plan (see Section 3)
Your Fund Choices

If no share class is indicated, a Class A share account will be established.	1. Aggressive Growth	(A) (C)	$	$

* Does not apply to Money Market	2. Large/Mid-Cap Growth	(A) (C)	$	$
	3. Small-Cap Value	(A) (C)	$	$
	4. Large/Mid-Cap Value	(A) (C)	$	$
	5. Patriot	(A) (C)	$	$
	6. Fixed Income	(A) (C)	$	$
	7. Strategic Growth	(A) (C)	$	$
	8. Conservative Growth	(A) (C)	$	$
	9. Money Market		$	$
		Total Amount:	$	$

( ) Payment enclosed.
( ) I intend to make my initial investment by federal funds wire.
( ) This application establishes an automatic investment plan; no money enclosed.

Regular Account: New Account Application [page 1 of 3]

Regular Form A

Dividend Payment Options	Income Dividends Capital Gains Distributions	(mark one circle/line only) (mark one circle/line only)	( ) Reinvested ( ) Reinvested	Paid in cash Paid in cash
All distributions will be automatically reinvested unless indicated.

Your Financial Representative
	Broker/Dealer or RIA Name		Branch Number

If applicable.
Branch Address

	City		State	Zip

	Representative’s Name	Rep Number	Rep. Phone Number

2	Reduced Sales Charge

Net Asset Value (NAV)	( ) Process the enclosed purchase for NAV purchases. I certify that this account is eligible to purchase shares at NAV according to the terms set forth in the fund prospectus.

Letter of Intent	( ) I agree to invest the amount indicated below over the next 13 months in order to receive a reduced sales charge.
	( ) $50,000	( ) $100,000	( ) $250,000	( ) $500,000	( ) $1,000,000

Class A shares only. Does not apply to money market accounts.

Cumulative Discount	( ) I, or certain related purchasers, own shares in the Timothy Plan funds listed below, which may entitle me to a reduced sales charge as described in the prospectus.

Class A shares only. Does not apply to money market accounts.	Fund Name(s)			Account Number(s)

	1.			_________________________

	2.			_________________________

	3.			_________________________

Cumulative Discount Number (if known)

3	Automatic Investment Plan

Bank Direct Deposit $50.00 monthly minimum Select Funds and complete the investment allocation in Section 1 * Does not apply to Money Market	I authorize the fund’s Agent to draw checks or initiate Automatic Clearing House (ACH) debits of $ (specify amount) against the financial institution account described on the attached voided check, on or about the ( ) 5th day or ( ) 20th day (mark one) of each month or the next business day, for my account(s) established on this application. I would like these deposits to begin (specify month).
Please indicate the type of account at your financial institution and ATTACH A VOIDED CHECK to this form.
	Deduct from my:	( ) savings	( ) checking
	Frequency:	( ) monthly	( ) quarterly	( ) semi-annually	( ) annually

Government/Payroll Direct Deposit	( ) Please indicate if you are establishing an account for this purpose. For additional information regarding the automatic deposit of your government or payroll check, please call us at (800) 662-0201.

Personal Financial Data	( ) Personal ( ) Family Income (Please mark appropriate circle below.)
	( ) $0 - $25,000	( ) $50,001 - $100,000
	( ) $25,001 - $50,000	( ) Over $100,000

Net Worth (Please mark appropriate circle below.)

	( ) Under $100,000	( ) $250,000 - $500,000	( ) Over $1,000,000
	( ) $100,000 - $250,000	( ) $500,000 - $1,000,000

	Employer’s Name		Employer’s Phone Number

Regular Account: New Account Application [page 2 of 3]

Regular Form A

4	Special Services

Systematic Withdrawal	The amount may be either a specified dollar amount or an annualized percentage of the account’s net asset value as determined by a valuation at the time this Systematic Withdrawal is established.

Account must have minimum $10,000 balance; $100 minimum withdrawal.	( ) Please establish a Systematic Withdrawal Plan to begin (month) for my account(s) established by this application. Systematic Withdrawals are processed on the 25th of the appropriate month.

	Fund Name(s)	Amount ($ or %)	Frequency
	1.	______________	( ) monthly	( ) quarterly	( ) semi-annually	( ) annually
	2.	______________
	3.	______________
	4.	______________
	5.	______________
	6.	______________

Telephone Redemption	( ) I DO	( ) I DO NOT	...authorize redemption of my shares upon instructions from any persons by telephone.
Automatically provided on individual, joint and certain institutional accounts unless indicated otherwise by you.

Checkwriting	( ) I wish to establish the checkwriting feature, allowing me to redeem shares in my Timothy Plan Money Market Fund account by check. I understand that I may write as many checks as I like for amounts of $500 or more up to the available balance in my account.

Available for Timothy Plan Money Market accounts only.	A separate signature card will be sent to you by our administration firm. Please sign and return it in order to activate your checkwriting feature.

5	Certification & Signature

I have received and read the current prospectus for the funds I have selected for investment. I agree that any shares purchased now or later will be subject to the terms of the funds’ prospectus in effect from time to time. I certify under penalties of perjury: 1) that the Social Security or Taxpayer ID Number provided here is correct and, 2) that unless the circle below is checked, I am not subject to tax withholding because a) I have not been notified by the Internal Revenue Service that I am subject to such withholding because of a failure to report all interest or dividends, or b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding.	I agree that neither the fund nor its agents will be liable for any loss, expense, or cost arising out of any telephone request made pursuant to the features and services selected above, including any fraudulent or unauthorized request and that I, as the account holder, will bear the risk of loss, so long as the fund or its agents reasonably believe that the telephonic instructions are genuine based upon reasonable verification procedures. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. I certify that I have the power and authority to establish this account and establish the features and services requested and that the authorizations hereon shall continue until the funds receive written notice of a modification signed by all appropriate parties or a termination signed by all parties. All terms shall be binding upon heirs, representatives and assigns.

( ) I am subject to backup withholding

Authorized Signature	Date

Print Name	Title (if applicable)

Authorized Signature	Date

Print Name	Title (if applicable)

6	Mailing Your Application

U.S. Mail: The Timothy Plan c/o Citco Mutual Fund Services, Inc. Post Office Box C-1100 Southeastern, PA 19398-1100 (800) 662-0201	Overnight Courier Service: The Timothy Plan c/o Citco Mutual Fund Services, Inc. 83 General Warren Blvd., Suite 200 Malvern, PA 19355 (866) 414-7166 [GRAPHIC APPEARS HERE]

Regular Account: New Account Application [page 3 of 3]

Regular Form B

[GRAPHIC APPEARS HERE]

1	Information About You

Name

Address

City	State	Zip

Daytime Phone Number	Social Security Number	Date of Birth

2	Previous Custodian

Name of Previous Firm

Address

Phone Number			Account Number

Type of Account:	( ) Individual	( ) Joint	( ) UGMA/UTMA	( ) Corporate	( ) Trust
Type of Assets:	( ) Mutual Fund	( ) Money Market	( ) Securities	( ) CD (Immediately/At Maturity)

3	Transfer Instructions

Liquidation	( ) Liquidate all assets from the above account and transfer the proceeds.
( ) Liquidate $ from the above account and transfer the proceeds.

	Fund Name(s)	Fund Class*	Invest Dollar Amount	Invest Percentage
Your Fund Choices

If no share class is indicated, a Class A share account will be established	1. Aggressive Growth	(A) (C)	$	$

* Does not apply to Money Market	2. Large/Mid-Cap Growth	(A) (C)	$	$
	3. Small-Cap Value	(A) (C)	$	$
	4. Large/Mid-Cap Value	(A) (C)	$	$
	5. Patriot	(A) (C)	$	$
	6. Fixed Income	(A) (C)	$	$
	7. Strategic Growth	(A) (C)	$	$
	8. Conservative Growth	(A) (C)	$	$
	9. Money Market		$	$
		Total Amount:	$

4	Authorization

Signature Guarantee. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other eligible guarantor institution.
	Primary Owner Signature	Date

	Joint Owner Signature	Signature Guarantee

5	Mailing the Application

U.S. Mail: The Timothy Plan c/o Citco Mutual Fund Services, Inc. Post Office Box C-1100 Southeastern, PA 19398-1100 (800) 662-0201	Overnight Courier Service: The Timothy Plan c/o Citco Mutual Fund Services, Inc. 83 General Warren Blvd., Suite 200 Malvern, PA 19355 (866) 414-7166

Regular Account: Account Transfer Form [page 1 of 1]

[GRAPHIC APPEARS HERE]

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

Prospectus

MAY 1, 2004

Timothy Plan Portfolio Variable Series: Strategic Growth Conservative Growth

Timothy Plan

Family of Funds

(the “Trust”)

Prospectus May 1, 2004

This Prospectus offers the following Timothy Plan Portfolios:

Timothy Plan Strategic Growth Portfolio Variable Series

Timothy Plan Conservative Growth Portfolio Variable Series

The Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) and the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) (each a “Portfolio” and, collectively, the “Portfolios”) are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of Insurance Companies or for Qualified Plans. The general public may not directly purchase shares of the Portfolios.

The Trust was established to provide an investment alternative for people who want to invest according to ethical and moral standards. The Timothy Plan offers several mutual funds (the “Timothy Funds”), and the Portfolios invest in the Timothy Funds according to an asset allocation program. Each Timothy Fund invests in a different market segment, and each Timothy Fund has its own investment objectives. However, the Timothy Funds all have one thing in common: they employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Portfolios are distributed through Timothy Partners, Ltd.

1304 West Fairbanks Avenue, Winter Park, Florida 32789.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	3	May 1, 2003

RISK/RETURN SUMMARY

Each Portfolio invests in a distinct group of the Timothy Funds according to an asset allocation program determined by Timothy Partners, Ltd. (“TPL” or the “Adviser”), the Portfolios’ Adviser. The Trust believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, the Timothy Funds employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or that is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Timothy Funds’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Excluded Securities will not be purchased by any Timothy Fund. TPL acts as Adviser to the Portfolios and the Timothy Funds, and is responsible for determining those securities that are Excluded Securities, and may, in its sole discretion, exclude companies involved in policies and practices that it believes are contrary to fundamental Judeo-Christian principals.

Because the Timothy Funds will not invest in Excluded Securities, each Fund’s pool of eligible investment securities could be limited to a certain degree. Although TPL believes that each Timothy Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on the Timothy Funds’ performance, as well as the performance of the Portfolios. However, “total return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. The Portfolios will strive to maximize each type of total return.

THE BASICS ABOUT THE PORTFOLIOS

The Strategic Growth Portfolio and the Conservative Growth Portfolio each attempts to achieve its investment objective by investing in a distinct group of the Timothy Funds according to an asset allocation strategy described below. The Portfolios offer you the opportunity to pursue two specially constructed asset allocation strategies.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

This Portfolio seeks to achieve medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES

This Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Fund	% of Portfolio’s Net Assets Invested in the Timothy Fund
Small Cap Value Fund	15-20%
Large/Mid Cap Value Fund	20-25%
Large/Mid Cap Growth Fund	30-35%
Aggressive Growth Fund	15-20%
Fixed Income Fund	5-10%

This Portfolio normally will invest its remaining cash, if any, in short-term U.S. government securities, money market securities, repurchase agreements and unaffiliated mutual funds.

The Adviser will determine the specific asset allocation program. On each day that this Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Portfolio’s investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

To ensure adequate diversity, this Portfolio normally will invest at least 90% of its net assets in the five Timothy Funds described above. In addition, the Portfolio will invest no more than 55% of its assets in one Timothy Fund, no more than 70% in two Timothy Funds, no more than 80% in three Timothy Funds and no more than 90% in four Timothy Funds at any time.

Because this Portfolio invests almost exclusively in a distinct group of Timothy Funds, it will bear indirectly its proportionate share of fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	4	May 1, 2004

PRIMARY RISKS

1.	General Risk - As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day and, when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk - The Strategic Growth Portfolio is subject to all of the risks that are inherent in the Timothy Funds in which the it invests:

•	Stock Market Risk- The Small Cap Value Fund, the Large/Mid Cap Value Fund, the Large/Mid Cap Growth Fund and the Aggressive Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•	Mid Cap Stock Risk- Although the Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund generally invest in companies with larger market capitalizations (greater than $1 billion), they may also invest in medium size companies. Medium size companies may be more susceptible to price swings due to their size, because they often do not have the resources available to them that are available to larger companies.

•	Small Cap Stock Risk- The Aggressive Growth Fund and the Small Cap Value Fund primarily invest in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Excluded Securities Risk- Because the Timothy Funds do not invest in Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

•	Growth Risks- The Large/Mid Cap Growth Fund and the Aggressive Growth Fund invest in companies that appear to be growth-oriented companies. Growth companies are companies that the portfolio managers of these Funds believe will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the portfolio manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s (and the Portfolio’s) returns.

•	Interest Rate Risk- When interest rates rise, bond prices fall. The higher the Fixed Income Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

•	Credit Risk- The Fixed Income Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund will primarily invest in investment grade bonds.

•	Sector Risk- In managing its portfolio, the Fixed Income Fund’s portfolio manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities do not perform as well as the portfolio manager expects, the Fixed Income Fund’s performance could suffer.

WHO SHOULD BUY THIS PORTFOLIO

The Strategic Growth Portfolio is appropriate for investors who understand the risks of investing in moderate- to aggressively-oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	5	May 1, 2003

PERFORMANCE

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns

(for calendar year ending on December 31(1))

The Portfolio’s total return for the most recent quarter ended March 31, 2004 was 2.61%.

Best Quarter Dec-02	Worst Quarter Sep-02
4.16%	-14.07%

Average Total Returns

(for periods ending on December 31, 2003(1))

	1 Year	5 Year	10 Year	Since Inception
Return	25.33%	N/A	N/A	2.04%
S&P500 Index(2) (reflects no deduction for fees, expenses or taxes	28.68%	N/A	N/A	5.25%

(1)	Strategic Growth Portfolio commenced investment operations on May 6, 2002.

(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	6	May 1, 2004

TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

This Portfolio seeks moderate levels of long-term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES

This Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Fund	% of Portfolio’s Net Assets Invested in the Timothy Fund
Small Cap Value Fund	10-15%
Large/Mid Cap Value Fund	25-30%
Large/Mid Cap Growth Fund	20-25%
Fixed Income Fund	20-25%
Money Market Fund	5-10%

This Portfolio normally will invest its remaining cash, if any, in short-term U.S. government securities, money market securities, repurchase agreements and unaffiliated mutual funds.

The Adviser will determine the specific asset allocation program. On each day that the Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Portfolio’s investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

To ensure adequate diversity, this Portfolio will invest at least 90% of its net assets in the five Timothy Funds described above. In addition, the Portfolio will invest no more than 55% of its assets in one Timothy Fund, no more than 70% in two Timothy Funds, no more than 80% in three Timothy Funds and no more than 90% in four Timothy Funds at any time.

Because this Portfolio invests in the Timothy Funds, the Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.

PRIMARY RISKS

1.	General Risk - As with most other mutual funds, you can lose money by investing in the Conservative Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk - The Conservative Growth Portfolio is subject to all of the risks that are inherent in the Timothy Funds in which the Portfolio invests:

•	Stock Market Risk- The Small Cap Value Fund, the Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•	Mid Cap Stock Risk- Although the Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund generally invest in companies with larger market capitalizations (greater than $1 billion), they may also invest in medium sized companies. Medium sized companies may be more susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Small Cap Stock Risk- The Small Cap Value Fund primarily invests in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Excluded Securities Risk- Because the Timothy Funds do not invest in Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

•

Growth Risks- The Large/Mid Cap Growth Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the portfolio managers of the Funds believe will have revenue and

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	7	May 1, 2003

earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the portfolio manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s (and the Portfolio’s) returns.

•	Interest Rate Risk- When interest rates rise, bond prices fall. The higher the Fixed Income Fund’s and the Money Market Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s Portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

•	Credit Risk- The Fixed Income Fund and the Money Market Fund could lose money if any bonds they own are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund primarily will invest in investment grade bonds and the Money Market Fund will invest only in investment grade bonds.

•	Sector Risk- In managing its portfolio, the Fixed Income Fund’s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities do not perform as well as the investment manager expects, the Fixed Income Fund’s performance could suffer.

WHO SHOULD BUY THIS PORTFOLIO

The Conservative Growth Portfolio is appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, and who want to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.

PERFORMANCE

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns

(for calendar year ending on December 31(1))

The Portfolio’s total return for the most recent quarter ended March 31, 2004 was 2.28%.

Best Quarter Dec-02	Worst Quarter Sep-02
3.57%	-9.57%

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	8	May 1, 2004

Average Total Returns

(for period ending on December 31, 2003(1))

	1 Year	5 Year	10 Year	Since Inception
Return	17.61%	N/A	N/A	3.41%
S&P500 Index(2) (reflects no deduction for fees, expenses or taxes	28.68%	N/A	N/A	3.24%

(1)	Conservative Growth Portfolio commenced investment operations on May 10, 2002.

(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

ADDITIONAL INFORMATION

Each Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the U.S. government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When a Portfolio takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Portfolio will be different that if it had invested strictly according to its objectives.

The Portfolios may be offered to Separate Accounts of both variable annuity and variable life insurance contracts sponsored by Insurance Companies and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in a Portfolio and the interests of Qualified Plans investing in such Portfolio may conflict. The Trust’s Board of Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any conflict.

FEES & EXPENSES

Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.

Annual Fund Operating Expenses (expenses that are deducted from the Portfolio’s assets) (1)

	Variable Series
Annual Fund Operating Expenses (expenses that are deducted from fund assets)	Strategic	Conservative
Management fee	0.93%	0.80%
Other expenses (2)	1.59%	1.62%
Total annual fund operating expenses (before reimbursement by Adviser)	2.52%	2.42%
Reimbursement (3)	0.06%	0.12%
Net annual fund operating expenses (after reimbursement by Adviser) (3)	2.46%	2.30%

(1)	Each Portfolio invests principally in its own distinct group of Timothy Funds. As a result, each Portfolio indirectly will pay its proportionate share of the fees and expenses paid by the Timothy Funds, in addition to the fees and expenses paid directly by the Portfolio. Under the current expense reimbursement arrangements for the Timothy Funds, the total annual operating expenses of the Timothy Funds in which the Portfolios invest range from 1.35% to 1.71% for the Strategic Growth Portfolio, and from 0.85% to 1.71% for the Conservative Growth Portfolio. These expenses will be borne by the Portfolios, and are not included in the expenses reflected in the table above or the example below.

(2)	The Trust and the Adviser have entered into an agreement with the participating Insurance Companies, pursuant to which the Insurance Companies maintain the records related to the Portfolios’ shares in the Separate Accounts, process all purchases and redemptions within the accounts, and provide other administrative and shareholder services for an annual administrative services fee of 0.25% of each Portfolio’s assets. Other expenses also include the imputed expenses of the underlying Timothy Plan Fund in which each Portfolio invests.

(3)	The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio’s total annual operating expenses at 0.85% through April 30, 2005. Any waiver or reimbursement by the Adviser is subject to repayment by the Portfolio within the following three fiscal years if the portfolio is able to make the repayment without exceeding its current expense limitation.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	9	May 1, 2003

Example:

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Strategic	Conservative
One year	$249	$233
Three Year	$779	$743
Five Year	$1335	$1,280
Ten Year	$2,851	$2,747

PURCHASES & REDEMPTIONS OF SHARES

Purchases and redemptions of shares in any of the Portfolios may be made only by an Insurance Company for its separate accounts at the direction of Variable Contract owners or by a Qualified Plan on behalf of its participants. Please refer to the Prospectus of your Separate Account or Plan Document, as applicable, for information on how to direct investments in, or redemptions from, the Portfolios and any fees that may apply. Generally, the Insurance Company or Qualified Plan places orders for shares based on payments and withdrawal requests received from Separate Account owners or Plan Participants during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day during which a payment or withdrawal request is received by the Insurance Company or Qualified Plan. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your Separate Account or Plan Account. Those charges are disclosed in the Separate Account offering prospectus or plan document. The Trust reserves the right to suspend the offering of any of the Portfolio’s shares, or to reject any purchase order.

Purchase orders for shares of a Portfolio which are received by the Portfolios’ transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Portfolios calculate their net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of a Portfolio received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds normally will be wired to the Insurance Company or Qualified Plan on the next business day after receipt of the redemption instructions, but in no event later than 7 days following receipt of instructions. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

OTHER PURCHASE INFORMATION

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payments in cash, a Portfolio may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from that Portfolio, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for a Portfolio is based upon its net asset value per share. Net asset value per share of a Portfolio is calculated by adding the value of the Portfolio’s investments, cash and other assets, subtracting the Portfolio’s liabilities, and then dividing the result by the number of shares outstanding. The assets of each Portfolio are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of each Portfolio’s shares is computed on each day on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	10	May 1, 2004

Each Portfolio purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by a Timothy Fund or a Portfolio will be valued on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Timothy Fund or a Portfolio acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

DIVIDENDS & DISTRIBUTIONS

Dividends paid by a Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. A Portfolio’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Portfolio realizes capital gains when it receives such a distribution from a Timothy Fund or sells shares of a Timothy Fund for more than it paid for it. A Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from a Portfolio are not currently taxable when left to accumulate within a Variable Contract. Depending on the Separate Account, withdrawals from the Account may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

INVESTMENT ADVISER

Timothy Partners, Ltd. (“TPL” or the “Adviser”), 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized in December 1993. TPL is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. TPL supervises the investment of the assets of each Portfolio in accordance with the objectives, policies and restrictions of the Portfolio. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. Timothy Partners retains the right to change the sources from which it acquires its information, at its discretion. Covenant Funds, Inc., a Florida corporation, is the managing partner of Timothy Partners. For its services as investment advisor to each Portfolio, TPL receives an annual fee of 0.10% of the average daily net assets of each Portfolio.

PORTFOLIO MANAGER

Arthur D. Ally is primarily responsible for the day-to-day management of the Portfolios. Mr. Ally is President and Chairman of the Trust, as well as President and 70% shareholder of Covenant Funds. Mr. Ally founded The Timothy Plan in 1994 drawing from twenty-four years’ experience in the investment industry as an employee of Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.

PRINCIPAL UNDERWRITER

TPL also acts as principal underwriter for the Trust. As underwriter, TPL facilitates the registration of each Portfolio’s shares under state securities laws and offers for sale its shares. TPL does not receive any compensation for serving as underwriter of the Trust.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	11	May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The table below set forth financial data for one share of capital stock outstanding throughout each period presented. The financial highlights table is intended to help you understand each Portfolio’s financial performance for the periods ending on December 31 of each period indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with Separate Accounts, variable contracts or Qualified Plans that an investor in a Portfolio may pay. Inclusion of these charges would reduce the total return figures for the all periods shown. The information presented in these tables has been audited by Tait, Weller & Baker, LLP, whose report, along with the Portfolio’s financial statements, are included in the Trust’s annual report, dated December 31, 2003, which is available upon request.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

	Year ended 12/31/03	Period ended 12/31/02 (C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.25	$10.00

Income from Investment Operations:
Net Investment (Loss)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	2.11	(1.74)

Total from Investment Operations	2.09	(1.75)

Less Distributions:
Dividends from Net Investment Income	—	—
Dividends from Realized Gains	—	—

Total Distributions	—	—

Net Asset Value at End of Period	$10.34	$8.25

Total Return (B)	25.33%	(17.50)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,162	$1,337
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.85%	5.14	%(A)
After Reimbursement and Waiver of Expenses by Advisor	0.85%	0.85	%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.41)%	(4.52	)%(A)
After Reimbursement and Waiver of Expenses by Advisor	(0.41)%	(0.23	)%(A)
Portfolio Turnover	4.94%	0.00%

(A)	Annualized.

(B)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.

(C)	For the period May 6, 2002 (commencement of operations) to December 31, 2002.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	12	May 1, 2004

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The table below set forth financial data for one share of capital stock outstanding throughout each period presented. The financial highlights table is intended to help you understand each Portfolio’s financial performance for the periods ending on December 31 of each period indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with Separate Accounts, variable contracts or Qualified Plans that an investor in a Portfolio may pay. Inclusion of these charges would reduce the total return figures for the all periods shown. The information presented in these tables has been audited by Tait, Weller & Baker, LLP, whose report, along with the Portfolio’s financial statements, are included in the Trust’s annual report, dated December 31, 2003, which is available upon request.

TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

	Year ended 12/31/03	Period ended 12/31/02 (C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.97	$10.00

Income from Investment Operations:
Net Investment Income	0.02	0.07
Net Realized and Unrealized Gain (Loss) on Investments	1.56	(1.07)

Total from Investment Operations	1.58	(1.00)

Less Distributions:
Dividends from Net Investment Income	—	(0.03)
Dividends from Realized Gains	—	—

Total Distributions	—	(0.03)

Net Asset Value at End of Period	$10.55	$8.97

Total Return (B)	17.61%	(10.00)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$3,683	$1,505
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.85%	3.09	%(A)
After Reimbursement and Waiver of Expenses by Advisor	0.85%	0.85	%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.36%	(1.45	)%(A)
After Reimbursement and Waiver of Expenses by Advisor	0.36%	0.79	%(A)
Portfolio Turnover	2.30%	6.48%

(A)	Annualized.

(B)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.

(C)	For the period May 10, 2002 (commencement of operations) to December 31, 2002.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	13	May 1, 2003

PRIVACY POLICY

The following is a description of the Portfolios’ policies regarding disclosure of nonpublic personal information that the Insurance Company provides to the Portfolios or that the Portfolios collect from other sources. Because you invest indirectly in Portfolios through Separate Accounts or Qualified Plans, the privacy policy of the Insurance Companies or Qualified Plans would govern how your nonpublic personal information would be shared with nonaffiliated third parties. Insurance Companies or Qualified Plans are currently the only shareholders of the Portfolios.

CATEGORIES OF INFORMATION THE PORTFOLIOS COLLECT:

The Portfolios may collect the following nonpublic personal information about shareholders:

•	Information the Portfolios receive from shareholders on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•	Information about shareholder transactions with the Portfolios or its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE PORTFOLIOS DISCLOSE:

The Portfolios do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Portfolios are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Trust’s custodian, administrator and transfer agent) to process shareholder transactions and otherwise provide services to shareholders.

CONFIDENTIALITY AND SECURITY.

The Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to shareholders. The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard shareholders’ nonpublic personal information.

FOR MORE INFORMATION

Additional information about the Portfolios is available in the Statement of Additional Information (SAI) dated May 1, 2004, a copy of which has been filed with the SEC and is incorporated by reference into this prospectus. Additional information about the Portfolios’ investments will be available in their annual and semi-annual reports to shareholders. In each Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. To request a free copy of the SAI or annual or semi-annual report, please contact the Timothy Plan at:

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail: Info@timothyplan.com

(800) 846-7526

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Portfolios (including the SAI) also can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolios is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Investment Company Act No. 811-08228

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES	14	May 1, 2004

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

Prospectus

MAY 1, 2004

Timothy Plan

Portfolio Variable Series:

Small-Cap

Timothy Plan

Family of Funds

(the “Trust”)

Prospectus May 1, 2004

This Prospectus offers the following Trust Portfolio (the “Fund”):

The Timothy Plan Small-Cap Variable Series

The Fund is intended to be a funding vehicle for Variable Annuity Contracts (“VA Contracts”) offered through existing separate accounts of the Annuity Investors Life Insurance Company (the “Insurance Company”). Effective May 1, 2002 the Board of Trustees determined that this Fund would be closed to new investors.

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. The Funds established by the Trust invest in a different market segment, and each Fund has its own investment objectives. However, all the Funds have one thing in common. They employ a zero-tolerance policy and do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Funds are distributed through Timothy Partners, Ltd.

1304 West Fairbanks Avenue, Winter Park, Florida 32789.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	3	May 1, 2004

RISK/RETURN SUMMARY

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner, and employs a zero tolerance philosophy in the selection of companies for its portfolios. Accordingly, as a matter of fundamental policy, none of the Funds established by the Trust invests in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Such companies are referred to throughout this Prospectus as “Excluded Securities”. Excluded Securities will not be purchased by any of our Funds. Timothy Partners Ltd. (“TPL”) is the investment adviser to the Fund, and is responsible for determining those companies that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies when practices may not fall within the exclusions described above, but could otherwise be found offensive to basic, traditional Judeo-Christian values.

Because none of our Funds will invest in Excluded Securities, the pool of securities from which each Fund may choose may be limited to a certain degree. Although TPL believes that each Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund’s performance. However, “Total Return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. Each of our Funds strives to maximize both kinds of total return.

TIMOTHY PLAN SMALL-CAP VARIABLE SERIES

Investment objective

Long-term capital growth, with a secondary objective of current income.

Primary investment strategies

•	The Fund seeks to achieve its objectives by primarily investing in US small-cap stocks and American Depositary Receipts (“ADRs”). Small-Cap stocks is a reference to the common stock of smaller companies- companies whose total market capitalization is greater than $200 Million and less than $2 Billion. ADRs are certificates issued by United States banks to evidence an ownership interest in an underlying non-United States company’s stock. ADRs generally trade on United States Stock Exchanges in the same way that American common stock trades.

•	Small cap stocks, although more susceptible to price movements, also enjoy growth potential that is often not available for larger companies. As a result, prudent investing in smaller companies can result in greater capital growth than investing in larger companies.

Primary risks

1.	General Risk- Like with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Small-Cap Stock Risk- The Fund invests in smaller companies. Smaller companies are particularly susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

4.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past Performance

The bar chart and table below show the returns and risks of investing in the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the performance of the Russell 2000 Index** during each period. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. You should be aware that the Fund’s past performance may not be an indication of how the Fund will perform in the future.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	4	May 1, 2003

Performance Bar Chart and Table

Year-by-Year Total Returns for calendar years ending on 12/31

The total return for the most recent quarter ended March 31, 2004 was 6.49%.

Best Quarter Jun-99	Worst Quarter Sep-02
2.32%	-17.83%

Average Annual Total Returns

(for periods ending on December 31, 2003(1))

	1 Year	5 Year	10 Year	Since Inception
Return without sales load	41.12%	10.91%	N/A	10.28%
Russell 2000 Index(2) (reflects no deduction for fees, expenses or taxes)	47.25%	7.13%	N/A	5.02%

(1)	Commenced investment operations on May 22, 1998.

(2)	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Additional Investment Information

The Fund may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the United States government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When the Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that if it had invested strictly according to its objectives.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	5	May 1, 2004

FEES AND EXPENSES

Investors using this Fund to fund a VA Contract will pay certain fees and expenses in connection with the Fund, which are estimated in the table below. The Fund pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by the Insurance Company under its VA Contract. Owners of VA Contracts should refer to the Insurance Company’s prospectus for information on those fees or charges.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)	Variable Series Small Cap
Management fee	1.00%
Other expenses(1)	0.56%
Total annual fund operating expenses (before reimbursement by Adviser)	1.56%
Reimbursement(2)	0.36%
Net annual fund operating expenses (after reimbursement by Adviser)(2)	1.20%

(1)	The Trust and the TPL have entered into an agreement with the participating Life Insurance Company, pursuant to which the Insurance Company maintains the records related to the Fund’s shares in the Insurance Company Separate Accounts, processes all purchases and redemptions within the accounts, and provides other administrative and shareholder services for an administrative services fee of 0.20% of the Fund’s assets.

(2)	The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep the Fund’s total annual operating expenses at 1.20% through the life of the fund. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Variable
One year	$122
Three years	$381
Five years	$660
Ten years	$1,455

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	6	May 1, 2003

PURCHASES AND REDEMPTIONS OF SHARES

Purchases and Redemptions of Shares in the Fund may be made only by the Insurance Company for its separate accounts at the direction of VA Account owners. Please refer to the Prospectus of your VA Contract for information on how to direct investments in or redemptions from the Fund and any fees that may apply. Generally, the Insurance Company places orders for shares based on payments and withdrawal requests received from VA Contract owners during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day that a payment or withdrawal request is received by the Insurance Company. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your VA Contract. Those charges are disclosed in the separate account offering prospectus. The Trust reserves the right to suspend the offering of the Fund’s shares, or to reject any purchase order.

Purchase orders for shares of the Fund which are received by the transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds will normally be wired to the Insurance Company on the next business day after receipt of the redemption instructions by the Fund, but in no event later than 7 days following receipt of instructions. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

Other Purchase Information

If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payments in cash, the Fund may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from the Fund, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for the Fund is based upon the Fund’s net asset value per share. Net asset value per share is calculated by adding the value of the Fund’s investments, cash and other assets, subtracting the Fund’s liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of the Fund’s shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Fund’s investment manager, in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	7	May 1, 2004

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for the security. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from the Fund are not currently taxable when left to accumulate within a VA Contract. Depending on the VA Contract, withdrawals from the Contract may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

INVESTMENT ADVISER AND INVESTMENT MANAGER

INVESTMENT ADVISER

Timothy Partners Ltd., (“ TPL”), 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993 and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of the Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment manager. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from which it acquires its information, at its sole discretion. TPL has been the Adviser to the Fund since its inception.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for the Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 1.00% of the average daily net assets of the Fund. A portion of the advisory fees are paid by TPL to: (1) the investment manager for assisting in the selection of portfolio securities for the Fund, and (2) Citco-Quaker Fund Services, Inc (Citco-Quaker) for expenses related to the daily operations of the Trust performed by Citco-Quaker. These fees also cover the expenses of postage, materials, fulfillment of shareholder requests, and a variety of other administrative and marketing expenses.

INVESTMENT MANAGER

Awad Asset Management, Inc. (“Awad”), a division of Raymond James & Associates, Inc., is the investment manager for the Fund. Awad has offices at 477 Madison Avenue, New York, New York 10022, and is a joint enterprise between James D. Awad, a thirty-plus year veteran of the investment management business, and Raymond James Financial, a diversified financial services firm traded on the New York Stock Exchange. Awad selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad, Dan Veru and Carol Egan make up the team responsible for managing the day-to-day investments for the Fund. James Awad is the Senior Investment Officer of the investment manager. Prior to forming Awad, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

Awad Asset Management, Inc. is a wholly owned subsidiary of Raymond James Financial. Total commissions paid to Raymond James in 2003 were $1,630. Neither Awad, TPL, nor any affiliate of the Fund receives any compensation or other financial benefit from the commissions paid to Raymond James.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	8	May 1, 2003

For its services as investment manager to the Fund, Awad is paid an annual fee by TPL equal to 0.25% of average daily net assets of the Fund.

In addition to serving as investment manager to the Fund since inception, Awad has served as investment manager to the Timothy Plan Small-Cap Value Fund since January 1, 1997. It also serves as investment co-adviser to two other investment companies: Heritage Small-Cap Stock Fund and Calvert New Vision Small Cap Fund. As of December 31, 2003, Awad & Associates managed in excess of $1.032 billion in assets.

In choosing the securities in which to invest, the Awad uses extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

PRINCIPAL UNDERWRITER

Timothy Partners Ltd. (“TPL”) acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the registration of the Fund’s shares under state securities laws and to assist in the sale of Fund shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for providing underwriting services to the Trust.

GENERAL INFORMATION

Total return for the Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of the Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	9	May 1, 2004

FINANCIAL HIGHLIGHTS

The financial highlights table set forth below is intended to help you understand the Fund’s financial performance for the last five years. Certain information reflects financial results for a single Fund share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with Separate Accounts, variable contracts or Qualified Plans that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for the all period shown. This information has been audited by Tait, Weller & Baker, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report, which is available without charge upon request.

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VARIABLE SERIES

	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$10.70	$13.05	$12.29	$12.37	$10.38

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)	(0.01)	(0.02)	0.07	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	4.43	(2.26)	1.42	0.94	2.07

Total from Investment Operations	4.40	(2.27)	1.40	1.01	2.01

Less Distributions:
Dividends from Net Investment Income	—	—	—	(0.08)	(0.02)
Dividends from Realized Gains	—	—	(0.64)	(1.01)	—
Return of Capital	—	(0.08)	—	—	—

Total Distributions	—	(0.08)	(0.64)	(1.09)	(0.02)

Net Asset Value at End of Year	$15.10	$10.70	$13.05	$12.29	$12.37

Total Return	41.12%	(17.38)%	11.48%	8.16%	19.38%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$5,300	$4,839	$5,114	$3,326	$1,137
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.56%	1.82%	2.00%	1.83%	2.60%
After Reimbursement and Waiver of Expenses by Advisor	1.20%	1.20%	1.20%	1.20%	1.18%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.55)%	(0.73)%	(0.94)%	0.11%	(1.47)%
After Reimbursement and Waiver of Expenses by Advisor	(0.19)%	(0.11)%	(0.14)%	0.74%	(0.05)%
Portfolio Turnover	51.95%	69.14%	67.40%	85.82%	65.60%

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	10	May 1, 2003

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects.

The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Additional information about the Trust is available in the Trust’s annual report and semi-annual report to shareholders in which you will find a discussion of the market conditions and investment strategies that significantly affected the Trust’s performance during its last year of operations.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Trust. A current SAI, dated May 1, 2004, has been filed with the SEC and is incorporated by reference into this prospectus.

To request a free copy of the SAI, or the Trust’s latest annual or semi-annual report, please contact the Trust.

	Timothy Plan*	Securities and Exchange Commission

By Phone:	1-800-846-7526	1-202-942-8090

By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1304 West Fairbanks Avenue Winter Park, Florida 32789	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)

By E-mail:	info@timothyplan.com	Publicinfo@sec.gov (a duplicating fee required)

By Internet:	http://www.timothyplan.com	http://www.sec.gov

In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*	A copy of your requested document(s) will be mailed to you within three days of our receiving your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	11	May 1, 2004

obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan

Investment Company Act No. 811-08228

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES	12	May 1, 2003

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

SAI

Statement of Additional Information

May 1, 2004

Timothy Plan Family of Funds:

Aggressive Growth Fund

Large/Mid-Cap Growth Fund

Small-Cap Value Fund

Large/Mid-Cap Value Fund

Patriot Fund

Fixed-Income Fund

Money Market Fund

Strategic Growth Fund

Conservative Growth Fund

Small-Cap Variable Series

Statement of

Additional Information

The Timothy Plan

A Delaware Business Trust and registered investment management company offering the following series:

Timothy Plan Aggressive Growth Fund

Timothy Plan Large/Mid-Cap Growth Fund

Timothy Plan Small-Cap Value Fund

Timothy Plan Large/Mid-Cap Value Fund

Timothy Plan Patriot Fund

Timothy Plan Fixed-Income Fund

Timothy Plan Money Market Fund

Timothy Plan Small-Cap Variable Series

AND

Timothy Plan Strategic Growth Fund

Timothy Plan Conservative Growth Fund

May 1, 2004

Timothy Partners, Ltd.

1304 West Fairbanks Avenue

Winter Park, Florida 32789

(800) 846-7526

This Statement of Additional Information (“SAI”) is in addition to and supplements the current prospectuses of The Timothy Plan (the “Trust”), dated May 1, 2004, one of which offers nine separate investment series: The Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Patriot Fund, the Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund (collectively, the “Traditional Funds”), the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund (collectively, the “Asset Allocation Funds”). The other prospectus offers two of the investment series, the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund, in the states of New Hampshire and Oklahoma, and the District of Columbia This “SAI” also supplements the current prospectus of the Small-Cap Variable Series dated May 1, 2004.

THE TIMOTHY PLAN (the “Trust”) is registered with the Securities and Exchange Commission as an open-end management investment company.

Traditional Funds (except the Money Market Fund) currently offer two classes of shares: Class A and Class C. The Timothy Plan Money Market Fund and the Timothy Plan Small-Cap Variable Series offer a single class of shares without any sales charges.

Each of the Asset Allocation Funds currently offers two classes of shares: Class A and Class C.

This Statement of Additional Information is not a Prospectus but supplements and should be read in conjunction with the Timothy Plan prospectuses, dated May 1, 2004. Copies of the Prospectuses may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789 or by calling the Trust at (800) 846-7526. Retain this Statement of Additional Information for future reference.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	4	May 1, 2004

THE TIMOTHY PLAN

The Timothy Plan (“Trust”) was organized as a Delaware business trust on December 16, 1993, and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. This SAI pertains to the following ten series of the Trust: the Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Patriot Fund, the Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund, (collectively the “Traditional Funds”) and the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund (collectively, the “Asset Allocation Funds”), and the Timothy Plan Small-Cap Variable Series. The shares of each series are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (the Timothy Plan Money Market Fund and the Timothy Plan Small-Cap Variable Series only). Sales of new Class B shares were suspended by the Board of Trustees during their meeting on February 27, 2004, with the suspension effective May 01, 2004.

Shareholder meetings will not be held unless required by federal or state law.

THE TIMOTHY PLAN – INVESTMENTS

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund’s investment restrictions and policies. Each Fund will vary its investment strategy as described in the applicable prospectus to achieve its objectives. This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they will invest, and the policies they will follow.

THE TIMOTHY PLAN FUNDS issue two classes of shares (Class A and Class C) that invest in the same portfolio of securities, except that Money Market Fund and Small-Cap Variable Series issue one class with no sales charge. Class A and Class C shares differ with respect to sales structure and 12b-1 Plan expenses.

THE MONEY MARKET FUND AND THE SMALL-CAP VARIABLE SERIES offer a single class of shares, the No-Load class.

Each Fund has its own investment objectives and policies, and each invests in its own portfolio of securities. Each Fund seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Funds’ adviser, conduct business in accordance with the stated philosophy and principles of the Funds. The following information supplements the information provided in the prospectuses.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	5	May 1, 2004

an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Funds’ adviser or the Fund’s investment manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund’s investment objectives and policies.

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS (“ADRs”) ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository.” “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

PORTFOLIO TURNOVER It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A Fund will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Asset Allocation Funds invest the majority of their assets in certain of the Traditional Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Asset Allocation Funds could be substantial and could cause the Traditional Funds to also experience additional turnover problems. The portfolio turnover rate for each Fund for the fiscal years ended December 31 of each period is set forth in the table below:

Fund	2001	2002	2003
Aggressive Growth Fund	113.39%	134.34%	119.33%
Large/Mid-Cap Growth Fund	20.47%	52.28%	53.43%
Small-Cap Value Fund	61.41%	66.95%	47.99%
Large/Mid Cap Value Fund	26.44%	36.79%	39.44%
Patriot Fund	NA	NA	NA
Fixed-Income Fund	20.28%	18.10%	62.06%
Money Market Fund	N/A	N/A	N/A
Strategic Growth Fund	0.15%	0.67%	0.53%
Conservative Growth Fund	4.03%	0.00%	2.51%
Small-Cap Variable Series	67.40%	69.14%	51.95%

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, or adverse tax effects. (See “Dividends and Distributions” in the applicable prospectus.)

INVESTMENT RESTRICTIONS

In addition to those set forth in the current applicable prospectus, the Traditional Funds, and Small-Cap Variable Series have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Traditional Fund and Small-Cap Variable Series will not:

(1)	issue senior securities;

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	6	May 1, 2004

(2)	engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the “1933 Act”) in disposing of a portfolio security;

(3)	purchase or sell real estate or interests therein, although the Funds may each purchase debt instruments or securities of issuers which engage in real estate operations;

(4)	invest for the purpose of exercising control or management of another company;

(5)	purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds may each invest in the debt instruments or securities of companies which invest in or sponsor such programs;

(6)	invest more than 25% of the value of the Fund’s total assets in one particular industry, except for temporary defensive purposes;

(7)	make purchases of securities on “margin,” or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

(8)	invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class.

(9)	as to 75% of a Fund’s total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

(10)	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

(11)	make loans of money or securities, except (i) by purchase of fixed income securities in which a Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

(12)	invest in securities of any company if any officer or trustee of the Funds or the Funds’ adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

(13)	borrow money, except that each Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund’s assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a fund, including reverse repurchase agreements, exceed 5% of the value of a fund’s total assets, the Fund will not purchase any securities. Interest paid on borrowing will reduce net income.

(14)	pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

(15)	purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund’s net assets.

So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

The investment restrictions set forth below have been adopted by the Asset Allocation Funds as fundamental policies.

Each of the Asset Allocation Funds may not:

(1)	purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

(2)	purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

(3)	make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

(4)	purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets, at market value, would be invested in the securities of such issuer.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	7	May 1, 2004

(5)	issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

(6)	will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities;

(7)	underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

(8)	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE ASSET ALLOCATION FUNDS

An Asset Allocation Fund will not be able to offset gains realized by one Traditional Fund in which such Asset Allocation Fund invests against losses realized by another Fund in which such Asset Allocation Fund invests. The Asset Allocation Fund’s use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Depending on an Asset Allocation Fund’s percentage ownership in an underlying Traditional Fund both before and after a redemption, an Asset Allocation Fund’s redemption of shares of such Traditional Fund may cause the Asset Allocation Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Asset Allocation Fund’s tax basis in the shares of the underlying Traditional Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Traditional Funds directly.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	8	May 1, 2004

INVESTMENT ADVISER

The Trust has entered into advisory agreements with Timothy Partners, Ltd. (“TPL” or the “Adviser”), for the provision of investment advisory services on behalf of the Trust to each Fund, subject to the supervision and direction of the Trust’s Board of Trustees. The continuance of the Advisory Agreement with Timothy Partners, Ltd. was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 27, 2004. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Also considered was TPL’s agreement to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund, and the Fixed-Income Fund through April 30, 2005 to maintain total annual operating expenses at 1.60%, 1.60%, and 1.35%, respectively, of the applicable Fund’s Class A shares’ average daily net assets, and at 2.35%, 2.35%, and 2.10%, respectively, of the applicable Fund’s Class C shares’ average daily net assets, 0.85% for the Money Market Fund through April 30, 2005, and the Small-Cap Variable Series at 1.20% through April 30, 2005. An additional consideration was TPL’s agreement to waive fees and/or reimburse fund expenses for the Patriot Fund through April 30, 2007 to maintain total annual operating expenses at 1.60% for the Class A shares and at 2.35% for the Class C shares’ average daily net assets.

To further assist the Board in making its determination as to whether the investment advisory agreement should be renewed, the Board requested and received the following information: a description of the Adviser’s business and any personnel changes, a description of the compensation received by the Adviser from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. In addition, the Board requested and received audited financial statements of the Adviser for its fiscal year ended December 31, 2003. The Board also received a report from the Adviser relating to the fees charged by the Adviser, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board considered the fees charged by the Adviser in light of the services provided to the Funds by the Adviser, the unique nature of the Funds and their moral screening requirements, which are maintained by the Adviser, and the Adviser’s role as a “manager of managers”. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of the Adviser’s services to the Fund. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed the Adviser’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that the Adviser currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that the Adviser had been subsidizing the Funds’ operations since their inception at significant expense to the Adviser, and that any future restructuring of the Advisory agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance is monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds.

After careful discussion and consideration, the Trustees’ determined that the renewal of the Agreement for another one-year period would be in the best interests of the Fund’s shareholders.

Each investment advisory agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement will terminate automatically in the event of its assignment.

The Trustees, including the Independent Trustees, employing the same criteria as discussed above, also approved Timothy Partners, Ltd. as Investment Advisor for the Patriot Fund. The Trustees considered TPL’s experience as Adviser to the fund

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	9	May 1, 2004

family, and noted the Adviser’s experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Other considerations included the Adviser’s low personnel turnover, that the Adviser had exceptional working relationships with the pertinent sub-advisers.

As a result of a vote taken at a shareholders’ meeting held on the 5th day of December, 2003, at the unanimous recommendation by the Board of Trustees, the management fee paid to Timothy Partners, Ltd. for management services rendered to the Asset Allocation Funds was increased from 0.15% per annum to 0.65% per annum.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	10	May 1, 2004

The table below sets forth the investment advisory fees payable to TPL for the last three years by each Fund.

Fund	2001	2002	2003
Aggressive Growth Fund IA Fees Payable to TPL Amount Reimbursed by TPL	$19,848 ($53,162)	$38,873 ($49,212)	$64,226 ($18,414)
Large/Mid-Cap Growth Fund IA Fees Payable to TPL Amount Reimbursed by TPL	$44,768 ($41,329)	$104,074 ($26,641)	$158,566 ($4,937)
Small-Cap Value Fund IA Fees Payable to TPL Amount Reimbursed by TPL	$301,143 0	$338,329 0	$358,203 0
Large/Mid-Cap Value Fund IA Fees Payable to TPL Amount Reimbursed by TPL	$104,742 0	$170,897 0	$220,308 0
Patriot Fund IA Fees Payable to TPL Amount Reimbursed by TPL	NA	NA	NA
Fixed-Income Fund IA Fees Payable to TPL Amount Reimbursed by TPL	$17,047 ($32,486)	$56,751 ($39,234)	$104,105 ($14,224)
Money Market Fund IA Fees Payable to TPL Amount Reimbursed by TPL	$12,066 ($32,358)	$19,878 ($33,176)	$22,066 ($33,904)
Strategic Growth Fund IA Fees Payable to TPL Amount Reimbursed by TPL	$9,041 ($19,993)	$22,738 ($13,709)	$32,473 ($4,281)
Conservative Growth Fund IA Fees Payable to TPL Amount Reimbursed by TPL	$6,255 ($27,566)	$21,442 ($26,271)	$31,909 ($7,081)
Small-Cap Variable Series IA Fees Payable to TPL Amount Reimbursed by TPL	$41,963 ($33,560)	$55,555 ($34,673)	$47,226 ($17,225)

INVESTMENT MANAGERS

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Awad Asset Management (“Awad”), dated January 1, 1997, as amended May 1, 1998 (the “Sub-Investment Advisory Agreement”), and further amended on January 02, 2004, Awad provides advice and assistance to TPL in the selection of appropriate investments for the Small-Cap Value Fund, the Small-Cap Variable Series, subject to the supervision and direction of the Funds’ Board of Trustees. Awad also provides similar services to the Patriot Fund pursuant to a Sub-Advisory Agreement dated May 1, 2004. As compensation for its services for the Small Cap Value Fund and the Small Cap Variable Series, Awad receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million. As compensation for its services for the Patriot Fund, Awad receives an annual fee at a rate equal to 0.37% for the first $10 million in assets of the Fund; 0.35% of the next $5 million in assets; 0.30% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Carr & Associates, Inc. (“Carr”), dated May 1, 1999, Carr provides advice and assistance to TPL in the selection of appropriate investments for the Fixed-Income Fund, and the Money Market Fund, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services, with respect to the Fixed-Income Fund, Carr receives from TPL an annual fee at a rate equal to 0.20% of the average net assets of the Fund. As compensation for its services with respect to the Money Market Fund, Carr receives from TPL an annual fee at a rate equal to 0.08% of the average net assets of the Fund.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Fox Asset Management, LLC (“Fox”), dated December 14, 2001, Fox provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Value Fund, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services, Fox receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	11	May 1, 2004

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Rittenhouse Financial Services, Inc. (“Rittenhouse”), dated October 2, 2000, Rittenhouse provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Growth Fund, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services, Rittenhouse receives from TPL an annual fee at a rate equal to 0.35% of the first $50 million in assets of the Fund; and 0.25% of assets over $50 million.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	12	May 1, 2004

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Provident Investment Counsel (“Provident”), dated October 2, 2000, Provident provides advice and assistance to TPL in the selection of appropriate investments for the Aggressive Growth Fund, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services, Provident receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

The Agreements may be renewed by the parties after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Sub-Investment Advisory Agreements will terminate automatically in the event of their assignment.

The Board reviewed the criteria and considerations regarding the selection and proposed retention of the sub-advisers. Provided in advance of the meeting were the Funds’ year-by-year total returns for each fiscal year since inception, the year-to-date return as of December 31, 2002, and the Funds’ annual total returns for the one, five and ten years ended December 31, 2002, to the extent available, as compared to an appropriate broad-based securities index for each Fund. The Board also considered the sub-advisers’ affiliations, internal policies, procedures regarding best execution, trade allocation, soft dollar arrangements, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding each sub-adviser and its personnel.

After careful discussion and consideration, the Trustees determined the renewal of the sub-advisers’ agreements described above for another one-year period is in the best interests of the Funds’ shareholders, and ratified the renewal by majority vote, including a majority vote by the Independent Trustees.

In their consideration of the sub-adviser recommended by the Adviser for the new fund, the Trustees considered, among other things, the sub-adviser’s investment experience, the experience of the persons assigned to day-to-day management activities for the fund, the competitiveness of the sub-advisory costs, and whether the sub-adviser had experienced legal or regulatory enforcement actions in the past or had any currently pending. The Board also verified the sub-adviser had an acceptable code of ethics in place, and maintained adequate insider trading oversight.

The following table sets forth the fees paid to each sub-adviser by TPL for the fiscal years ended December 31 of each period set forth below.

Sub-adviser	Fees paid in 2001	Fees paid in 2002	Fees paid in 2003
Awad Asset Management (Small Cap)	$132,282	$133,045	$151,869
Fox Asset Management, LLC (Large/Mid Value)	$60,166	$79,756	$97,968
Provident Investment Counsel (Aggressive)	$11,359	$19,208	$31,687
Rittenhouse Financial Advisers (Large/Mid Growth)	$14,443	$42,845	$65,337
Carr & Associates (Fixed Income)	$7,473	$18,917	$34,625
Carr & Associates (Money Market)	$1,686	$2,717	$997

PROXY VOTING PROCEDURES

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The procedures are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box C1100, Southeastern, PA 19398-1100, or calling toll free at 1-800-662-0201. A summary of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix 1.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	13	May 1, 2004

PRINCIPAL UNDERWRITER

Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida 32789, acts as the principal underwriter (the “Underwriter”) of the Funds’ shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds’ Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust. Mr. Ally is also President of Timothy Partners, Ltd. Mr. Ally had over eighteen years experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

The Board of Trustees, during a regularly scheduled meeting on the 21st day of November, 2003, amended the Distribution Agreement with Timothy Partners, Ltd. to include distribution of the Timothy Plan Patriot Fund. In considering Timothy Partners, Ltd as distributor for the Patriot Fund, the Board considered the facts that TPL has served satisfactorily as the distributor for the other funds offered by the Trust and that TPL performs the distribution function at no expense to the Trust or the Trust’s shareholders.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds’ investments. The custodian acts as the Funds’ depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.000120) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

ACCOUNTANTS

The firm of Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, has been selected as independent public accountants for the Funds for the fiscal year ending December 31, 2004. Tait, Weller & Baker performs an annual audit of the Funds’ financial statements and provides financial, tax and accounting consulting services as requested. Tait, Weller & Baker received $40,000 in 2001, $75,000 in 2002, and $95,000 in 2003 for the services provided to the Trust.

ADMINISTRATOR

Citco Mutual Fund Services, Inc., 83 General Warren Blvd., Suite 200, Malvern, PA 19355, (Citco), formerly known as Citco-Quaker Fund Services, Inc, whose offices were formerly located at 1288 Valley Forge Road, Suite 87, Valley Forge, PA 19482, provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative Services Agreement dated May 01, 2003.

Under the Administrative Services Agreement, Citco: (1) coordinates with the custodian and performs transfer agent services to the Funds; (2) coordinates with, and monitors, any third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Funds’ expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Funds as may be necessary in the opinion of Citco to perform its duties under the agreement.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	14	May 1, 2004

Pursuant to the Agreement, for all series except the Patriot Fund, Citco received a fee of $350,000 during the first twelve months of the agreement. Subsequent to the first twelve months, Citco shall receive the greater of $350,000, or 0.35% on the first $100 million in assets under management, 0.25% of the next $100 million in assets, 0.15% of the next $200 million in assets, and 0.10% for all over $400 million in assets. Such fees are inclusive of up to 800 transactions per month; additional transactions are $5.00 each.

Effective January 02, 2004, the Trust and Citco amended the agreement to include a provision for the services necessary for the Class C shares at a rate of $5000 per month per series. Subsequent to April 30, 2004, the fees associated with the Class C shares were incorporated into the agreement set forth in the preceding paragraph above.

From the period May 01, 2003 through December 31, 2003, the Trust paid Citco $233,333.30.

Prior to May 1, 2003, Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204, provided Transfer Agent, Fund Accounting and certain Administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999. For the Trust’s fiscal years ended December 31, 2001 and 2002, and through April 30, 2003 the Trust paid Unified $432,734, $619,303 and $280,611.65 respectively, for administrative fees.

Annuity Investors Life Insurance Company, 250 East Fifth Street, Cincinnati, Ohio 45202 (“AILIC”) provides certain additional administrative services with respect to shares of the Small-Cap Variable Series purchased to fund variable annuity contracts and held in the AILIC separate accounts. These administrative services are provided pursuant to a Participation Agreement effective as of May 1, 2004 among AILIC, the Trust and TPL.

Under the Participation Agreement, AILIC maintains the records related to Small-Cap Variable Series shares held in the AILIC separate accounts, processes all purchases and redemptions of shares within the accounts, and provides other administrative and shareholder services. For its services, AILIC receives an annual fee from Small-Cap Variable Series equal to 0.25% of the average daily net assets of the Series held in the AILIC separate accounts.

ALLOCATION OF PORTFOLIO BROKERAGE

The Funds’ Adviser and/or investment sub-adviser, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. A Funds’ investment manager may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the investment manager in connection with its Fund. Brokerage may also be allocated to dealers in consideration of each Fund’s share distribution but only when execution and price are comparable to that offered by other brokers.

TPL, through the investment managers, is responsible for making the Funds’ portfolio decisions subject to instructions described in the applicable prospectus. TPL has entered into a soft dollar arrangement with UBS Financial Services pursuant to which UBS Financial Services prepares and provides national manager searches, and certain quarterly reports to TPL and the Board of Trustees. In exchange, TPL has directed the Funds’ investment sub-advisers to transact a portion of their purchases and sales of securities through UBS Financial Services for so long as and only so long as the service provided and the transactions affected are at commission rates that are competitive with the rates charged by other broker/dealers performing the same or similar transactions. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an adviser, or held by TPL or the investment manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one Fund or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	15	May 1, 2004

Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Awad and Associates is a wholly owned subsidiary of Raymond James Financial. Total commissions paid to Raymond James in 2003 were $15,562.50. Neither Awad, TPL, nor any affiliate of the Fund receives any compensation or other financial benefit from the commissions paid to Raymond James.

The Board of Trustees of the Trust periodically reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

The chart below shows the brokerage fees and commissions paid by the Funds for the fiscal years ended December 31 of each period set forth below.

Fund	2001	2002	2003
Small–Cap Value Fund	$70,628	$122,794	$122,245
Large/Mid–Cap Value Fund	$29,109	$40,754	$41,809
Small–Cap Variable Series	$9,496	$14,649	$14,029
Aggressive Growth Fund	$7,578	$25,599	$31,896
Large/Mid–Cap Growth Fund	$16,471	$43,893	$36,433

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	16	May 1, 2004

CODE OF ETHICS

The Trust, the Adviser, the investment managers and the Funds’ underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission. Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406. The amended Codes of Ethics adopted by the Trust, and each sub-adviser, have each been reviewed and ratified by the Board of Trustees.

PURCHASE OF SHARES

The shares of the Timothy Plan Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value per share (based upon valuation procedures described in the prospectuses), plus the applicable sales load for Class A shares, as of the close of business of the business day on which the completed order is received, normally 4 p.m. Eastern time. Completed orders received by the Funds after 4 p.m. will be confirmed at the next business day’s price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts (“IRAs”), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Plan Funds sponsor IRAs. Individuals, who are not active participants in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds also sponsor 403(b)(7) retirement plans. The Funds offer a plan for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Timothy Plan Funds as a funding medium for a retirement plan for their employees (the “403(b)(7) Plan”). Contributions are made to the 403(b)(7) Plan as a reduction to the employee’s regular compensation. Such contributions, to the extent they do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder’s taxable income. The current contribution limit is $3,000 annually ($6,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain catch-up provisions and income phase-outs apply.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b)(7) Plans, US Bank acts as the plan custodian and charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the fund underwriter, Timothy Partners, Ltd. These fees are detailed in the plan documents. You should consult with your attorney or other tax adviser for specific advice prior to establishing a plan.

TAX-DEFERRED VARIABLE ANNUITY SERIES

The Timothy Plan Small-Cap Variable Series currently only offers its shares to the Annuity Investors Life Insurance Company. The separate accounts invest in shares of the Timothy Variable Funds in accordance with the allocation instructions received from holders of the VA contracts. Shares of the Variable Series are sold only to existing account holders at net asset value as described in that Fund’s Prospectus.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	17	May 1, 2004

REDEMPTIONS

The redemption price will be based upon the net asset value per share (subject to any applicable CDSC for Class C shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per Class at the time of redemption. Shares of the Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed.

DEALER TRANSACTION FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are in addition to the sales and other charges described in the prospectus and this statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	18	May 1, 2004

OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below.

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL	Chairman and President	Indefinite; Trustee and President since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1942	President and controlling shareholder of Covenant Funds,
Inc. (“CFI”), a holding company. President and general
partner of Timothy Partners, Ltd. (“TPL”), the investment
adviser and principal underwriter to each Fund. CFI is also
	the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Jock M. Sneddon** 6001 Vineland Drive Orlando, FL	Trustee	Indefinite; Trustee since 1997	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Physician, Florida Hospital Centra Care.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750	Trustee	Indefinite; Trustee since 2000	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty
Counsel, a religious civil liberties education and legal
defense organization. Host of two radio programs devoted
to religious freedom issues. Editor of a monthly newsletter
devoted to religious liberty topics. Mr. Staver has argued
before the United States Supreme Court and has published
	numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

**	Messrs. Boatwright, Sneddon and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	19	May 1, 2004

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1934	Certified Public Accountant. Director of Operations,
National Multiple Sclerosis Society Mid Florida Chapter.
Formerly Director of Finance, Hospice of the Comforter,
Inc. Formerly Comptroller, Florida United Methodist
Children’s Home, Inc. Formerly Credit Specialist with the
Resolution Trust Corporation and Senior Executive Vice
President, Barnett Bank of Central Florida, N.A. Formerly
managing partner, Arthur Andersen, CPA firm, Orlando,
	Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee and Treasurer since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1930	Retired Air Force Officer. Past President, Westwind
Holdings, Inc., a development company, since 1997. Past
President and controlling shareholder, Weston, Inc., a
fabric treatment company, form 1979-1997. President,
	Designer Services Group 1980-1988.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250	Trustee	Indefinite; New as of 1/1/04	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, Ga 30075	Trustee	Indefinite; New as of 1/1/04	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1951	Founder and CEO of Corporate Development Institute
which he founded five years ago. Previously he served as
President and CEO of Fellowship of Companies for Christ
and has authored three books: Beyond World Class,
Unconditional Excellence, Breaking Through to
	Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Robert Scraper P O Box 1315 Houston, Tx 77251	Trustee	Indefinite; New as of 1/1/04	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1946	Senior Vice President - Investments for Frost National Bank of Texas since 1987.		None

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under “Investment Adviser,” “Investment Manager,” and “Underwriter,” review such actions and decide on general

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	20	May 1, 2004

policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 2003, the Timothy Plan Funds did not pay compensation to any of its Trustees.

The Trust has an Audit Committee composed of the following independent Trustees: Messrs. Pennington, Nelson, Pressler, Ross and Scraper. Pursuant to Section 407 of the Sarbanes-Oxley Act of 2002, Messrs. Nelson and Scraper serve on the audit committee in the capacity of financial experts as defined in the Act. The Audit Committee met onetime during the fiscal year ended December 31, 2003. The function of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls.

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee:

Name of Person	Dollar Range of Equity Securities each Fund	Aggregate Dollar Range of Equity Securities in all Funds overseen by Director in the Timothy Plan Family of Funds
Interested Trustees
Arthur D. Ally	None	$1	–	$10,000
Joseph E. Boatwright	None		Over	$100,000
Jock M. Sneddon	None		Over	$100,000
Mathew D. Staver	None	$50,000	–	$100,000
Independent Trustees
Charles E. Nelson	None			None
Wesley W. Pennington	None	$10,001	–	$50,000
Scott Preissler, Ph.D.	None			None
Alan M. Ross	None			None
Robert Scraper	None			None

Trustees, for their services to the Fund, may purchase class A shares at Net Asset Value; commissions normally charged on A share purchases are waived.

No compensation was paid by the Trust to any Trustee during the past calendar year, as set forth in the table below.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Interested Trustees
Arthur D. Ally, Chairman	0	0	0	0
Joseph E. Boatwright, Secretary	0	0	0	0
Jock M. Sneddon, Trustee	0	0	0	0
Mathew D. Staver, Trustee	0	0	0	0
Independent Trustees
Charles E. Nelson, Trustee	0	0	0	0
Wesley W. Pennington, Trustee	0	0	0	0
Scott Preissler, Ph.D.	0	0	0	0
Alan M. Ross	0	0	0	0
Robert Scraper	0	0	0	0

DISTRIBUTION PLANS

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) for each Class offered by a Fund (other than the Money Market Fund and the Small-Cap Variable Series) whereby the Fund may pay up to a maximum of 0.25% for Class A shares, and up to a maximum of 1.00% for Class C shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Timothy Plan Funds’ shares. The fees are paid on a monthly basis, based on a Fund’s average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is paid a fee each month (up to the maximum of 0.25% for Class A shares and 1.00% for Class C shares per annum of average net assets of each Timothy Plan Fund) for expenses incurred in the distribution and promotion of the shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	21	May 1, 2004

and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 0.25% for Class A shares or 1.00% for Class C shares per annum will be borne by TPL without any additional payments by the Traditional Funds. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Trustees, pursuant to Rule 12b-1 under the 1940 Act, after considering the purpose and success of the distribution fees for the Funds, voted unanimously to amend the existing distribution plan to include the Patriot Fund. As amended, the Funds will pay TPL a 12b-1 fee each month, as underwriter of the Patriot Fund at the maximum rate allowed, which is 0.25% per annum on Class A shares, and 1.00% per annum on Class C shares.

Class A shares of the Asset Allocation Funds have adopted a Rule 12b-1 Plan that permits the Funds to pay a 12b-1 service fee of up to 0.25% per annum of the net assets of the Class A shares, however, as a result of the Board’s recommendation, the Trust presented the shareholders a proxy authorizing the Class A 12b-1 fee to be reduced from 0.25% to 0.0%, which the shareholders approved at a shareholders’ meeting held on the 5th day of December, 2003. Class B shares, which are no longer offered by the Trust, and Class C shares of the Asset Allocation Funds have adopted Rule 12b-1 Plans that permit the Funds to pay 12b-1 distribution and service fees of up to 1.00% per annum of the net assets of the Class C shares. By shareholder vote on the 5th day of December, 2003, the Class B 12b-1 fee was reduced from 1.00% to 0.75%.

For the fiscal year ended December 31, 2003, TPL was compensated for distribution-related expenses by the Funds as follows:

Name of Fund	Class A	Class B(1)
Aggressive Growth Fund	$16,721	$8,648
Large/Mid-Cap Growth Fund	$42,110	$18,105
Small-Cap Value Fund	$66,308	$155,473
Large/Mid-Cap Value Fund	$54,190	$42,424
Patriot Fund	NA	NA
Fixed-Income Fund	$33,629	$38,993
Strategic Growth Fund	$46,776	$153,666
Conservative Growth Fund	$58,746	$119,047

*	Class C Shares were not offered prior to December 31, 2003. Class B shares are included for purposes of properly disclosing fees paid, but Class B shares are no longer offered to the public.

(1)	Includes .25% service fee.

The Plans also provide that to the extent that the Funds, TPL, the investment managers, or other parties on behalf of the Funds, TPL, or the investment managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans.

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of TPL in promoting the sale of the Funds’ shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Trustees, including the non-interested Trustees, have concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

The Plans have been approved by the Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the Trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days’ written notice, 2) by the Underwriter on not more than 60 days’ written notice, 3) by vote of a majority of a Fund’s outstanding shares, on 60 days’ written notice, and 4) automatically by any act that terminates the Underwriting Agreement with TPL. TPL or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of a Fund’s outstanding shares, and all material amendments to the Plans or any

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	22	May 1, 2004

related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

TPL is required to report in writing to the Board of Trustees of the Funds, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	23	May 1, 2004

TAXATION

The Timothy Plan Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. A redemption of a Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of that Fund or of another Timothy Plan Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

By law, each Fund must withhold a percentage (30% during calendar year 2003) of your taxable distributions and proceeds (“backup withholding”) if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. The withholding provision generally does not apply to nonresident aliens. Ordinarily, distributions and redemption proceeds earned by a Fund’s Shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	24	May 1, 2004

Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	25	May 1, 2004

GENERAL INFORMATION

AUDITS AND REPORTS

The accounts of the Trust are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the Board of Trustees.

Shareholders receive semi-annual and annual reports of the Funds, including the annual audited financial statements and a list of securities owned.

MISCELLANEOUS

As of March 31, 2004, the following persons owned 5% or more of a Class of shares of a Fund or of the total outstanding shares of a Fund.

HOLDERS OF MORE THAN 5% OF EACH FUND’S SHARES

Name of Shareholder	Name of Fund in which Shares Held	Share Class Owned	Number of Shares Owned	% Ownership of Share Class
National Financial Services Company New York, NY	Timothy Plan Aggressive Growth Fund	Class A	886,775.3590	38.24%
Faith P. Curtis Florida Trust	Timothy Plan Aggressive Growth Fund	Class C	9,188.2660	41.57%
LPL Financial Services San Diego, CA	Timothy Plan Aggressive Growth Fund	Class C	7,886.1790	35.68%
LPL Financial Services San Diego, CA	Timothy Plan Aggressive Growth Fund	Class C	2,791.0570	12.63%
Theresa L. Sparr & Donald E. Sparr	Timothy Plan Conservative Growth Fund	Class C	4,453.4410	28.72%
Randall J. Gering	Timothy Plan Conservative Growth Fund	Class C	3,520.5780	22.71%
Jennifer L. Mixell	Timothy Plan Conservative Growth Fund	Class C	333.2600	21.50%
Virginia L. Whip	Timothy Plan Conservative Growth Fund	Class C	2,492.2120	16.07%
John W Kresge	Timothy Plan Conservative Growth Fund	Class C	1,293.9960	8.35%
National Financial Services Company New York, NY	Timothy Plan Fixed Income Fund	Class A	—	5.93%
Thomas Takash Phoenix, AZ	Timothy Plan Fixed Income Fund	Class B	1,200,490.3420	60.81%
Minogue/NFSA New York, NY	Timothy Plan Fixed Income Fund	Class B	1,715,428.8820	59.75%
LPL Financial Services San Diego, CA	Timothy Plan Fixed Income Fund	Class C	709.1860	97.29%
National Financial Services Company New York, NY	Timothy Plan Large/Mid Cap Growth Fund	Class A	1,026,330.6390	56.94%
Collins Family Trust	Timothy Plan Large/Mid Cap Growth Fund	Class C	10,852.7130	45.47%
Faith P. Curtis Florida Trust	Timothy Plan Large/Mid Cap Growth Fund	Class C	8,976.3460	37.61%
Marta L. Floyd	Timothy Plan Large/Mid Cap Growth Fund	Class C	2,427.1840	10.17%
First Clearing, LLC	Timothy Plan Large/Mid Cap Growth Fund	Class C	1,546.8090	6.48%

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	26	May 1, 2004

Name of Shareholder	Name of Fund in which Shares Held	Share Class Owned	Number of Shares Owned	% Ownership of Share Class
National Financial Services Company New York, NY	Timothy Plan Large/Mid-Cap Value Fund	Class A	170,858.6100	5.36%
Faith P. Curtis Florida Trust	Timothy Plan Large/Mid-Cap Value Fund	Class C	5,021.7900	36.03%
LPL Financial Services San Diego, CA	Timothy Plan Large/Mid-Cap Value Fund	Class C	3,498.6470	25.10%
Marta L. Floyd	Timothy Plan Large/Mid-Cap Value Fund	Class C	1,366.1200	9.80%
The C & L Backhoe Excavating Inc.	Timothy Plan Large/Mid-Cap Value Fund	Class C	1,342.8830	9.63%
LPL Financial Services San Diego, CA	Timothy Plan Large/Mid-Cap Value Fund	Class C	1,238.2330	8.88%
First Clearing, LLC	Timothy Plan Large/Mid-Cap Value Fund	Class C	902.3050	6.47%
Jeremiah J. Rodell Lancaster, PA	Timothy Plan Money Market Fund	No-Load	3,191,864.9630	76.67%
Firstar FBO Band & Co. ?	Timothy Plan Money Market Fund	No-Load	423,217.0000	13.28%
National Financial Services Company New York, NY	Timothy Plan Small-Cap Value Fund	Class A	22,229.4030	5.62%
Collins Family Trust	Timothy Plan Small-Cap Value Fund	Class C	5,559.1890	43.85%
Faith P. Curtis Florida Trust	Timothy Plan Small-Cap Value Fund	Class C	3,679.0290	29.02%
The C & L Backhoe Excavating Inc.	Timothy Plan Small-Cap Value Fund	Class C	1,546.4160	12.20%
Katherine Roberts	Timothy Plan Small-Cap Value Fund	Class C	657.4620	5.19%
LPL Financial Services San Diego, CA	Timothy Plan Small-Cap Value Fund	Class C	642.3840	5.07%
Annuity Investors Life, FBO Annuity Investors Cincinnati, OH	Timothy Plan Small-Cap Variable Series	No-Load	345,839.9810	100.00%
National Financial Services Company New York, NY	Timothy Plan Strategic Growth Fund	Class B	386,096.3290	33.81%
Faith P. Curtis Florida Trust	Timothy Plan Strategic Growth Fund	Class C	6,985.4410	30.23%
The C & L Backhoe Excavating Inc.	Timothy Plan Strategic Growth Fund	Class C	2,495.4050	10.80%
Rohlfing IRA	Timothy Plan Strategic Growth Fund	Class C	2,332.1090	10.09%
Frederick & Barbara Gorka	Timothy Plan Strategic Growth Fund	Class C	2,187.1200	9.47%
John W. Kresge	Timothy Plan Strategic Growth Fund	Class C	1,562.5000	6.76%
NFSC	Timothy Plan Strategic Growth Fund	Class C	1,538.4420	6.66%
Victor A. Velena	Timothy Plan Strategic Growth Fund	Class C	1,389.4590	6.01%
Theresa L. Sparr & Donald E. Sparr	Timothy Plan Strategic Growth Fund	Class C	1,333.3330	5.77%
Joanne J. Monhollen	Timothy Plan Strategic Growth Fund	Class C	1,292.0240	5.59%

For the purposes of ownership, “control” means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A controlling ownership may be detrimental to the other shareholders of the company.

Class B shares are no longer offered for sale by the Trust.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	27	May 1, 2004

PERFORMANCE

Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund’s investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Funds to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)[n] = ERV

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	N	=	number of years.
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

After taxes on Distributions:			P(1+T)[n] = ATVD

After Taxes on Distributions and Redemption: P(1+T)[n] - ATVDR

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable
	n	=	number of years.
	ATVD	=	ending value of a hypothetical $1000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on redemption.
	ATVDR	=	ending value of a hypothetical $1000 payment made at the beginning of the 1-, 5-, 10-year periods at the end of the 1-, 5-, 10—year periods (or financial portion) after taxes on fund distributions and redemption.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	28	May 1, 2004

Based on these formulas, annualized total returns were as follows for the periods and Funds indicated:

	Average Annual Returns (as of 12/31/2003)
	1-Year	3-Year	5-Year	10-Year	Since Inception	Inception Date
Timothy Aggressive Growth - Class A
Pre-Tax	39.04%	-8.77%	N/A	N/A	-13.13%	Oct 5, 00
Pre-Liquidation After-Tax	31.74%	-10.40%	N/A	N/A	-14.57%	Oct 5, 00
Post-Liquidation After-Tax	19.49%	-8.12%	N/A	N/A	-11.12%	Oct 5, 00
Timothy Aggressive Growth - Class B
Pre-Tax	38.17%	-9.46%	N/A	N/A	-13.82%	Oct 9, 00
Pre-Liquidation After-Tax	31.26%	-10.37%	N/A	N/A	-14.36%	Oct 9, 00
Post-Liquidation After-Tax	23.44%	-7.41%	N/A	N/A	-10.66%	Oct 9, 00
Timothy Conservative Growth - Class A
Pre-Tax	20.22%	-0.58%	N/A	N/A	-0.63%	Oct 5, 00
Pre-Liquidation After-Tax	13.91%	-2.36%	N/A	N/A	-2.07%	Oct 5, 00
Post-Liquidation After-Tax	8.56%	-1.87%	N/A	N/A	-1.74%	Oct 5, 00
Timothy Conservative Growth - Class B
Pre-Tax	19.20%	-1.16%	N/A	N/A	-1.20%	Oct 9, 00
Pre-Liquidation After-Tax	13.23%	-2.17%	N/A	N/A	-1.83%	Oct 9, 00
Post-Liquidation After-Tax	11.81%	-0.99%	N/A	N/A	-1.02%	Oct 9, 00
Timothy Fixed Income - Class A
Pre-Tax	5.70%	7.45%	N/A	N/A	5.34%	Jul 14, 99
Pre-Liquidation After-Tax	-0.50%	4.13%	N/A	N/A	2.56%	Jul 14, 99
Post-Liquidation After-Tax	0.94%	3.90%	N/A	N/A	2.59%	Jul 14, 99
Timothy Fixed Income - Class B
Pre-Tax	4.93%	6.17%	N/A	N/A	4.49%	Aug 5, 99
Pre-Liquidation After-Tax	-1.71%	3.51%	N/A	N/A	2.62%	Aug 5, 99
Post-Liquidation After-Tax	3.24%	4.20%	N/A	N/A	2.80%	Aug 5, 99
Timothy Lg Mid Cap Growth - Class A
Pre-Tax	20.04%	-13.19%	N/A	N/A	-13.86%	Oct 5, 00
Pre-Liquidation After-Tax	13.74%	-14.73%	N/A	N/A	-15.28%	Oct 5, 00
Post-Liquidation After-Tax	8.43%	-11.38%	N/A	N/A	-11.38%	Oct 5, 00
Timothy Lg Mid Cap Growth - Class B
Pre-Tax	19.13%	-13.74%	N/A	N/A	-14.47%	Oct 9, 00
Pre-Liquidation After-Tax	13.18%	-14.61%	N/A	N/A	-15.00%	Oct 9, 00
Post-Liquidation After-Tax	11.75%	-10.64%	N/A	N/A	-11.14%	Oct 9, 00
Timothy Lg Mid Cap Value - Class A
Pre-Tax	27.99%	2.60%	N/A	N/A	3.78%	Jul 14, 99
Pre-Liquidation After-Tax	21.27%	0.73%	N/A	N/A	2.43%	Jul 14, 99
Post-Liquidation After-Tax	13.06%	0.60%	N/A	N/A	1.99%	Jul 14, 99
Timothy Lg Mid Cap Value - Class B
Pre-Tax	27.02%	1.78%	N/A	N/A	2.73%	Jul 15, 99
Pre-Liquidation After-Tax	20.67%	0.72%	N/A	N/A	2.39%	Jul 15, 99
Post-Liquidation After-Tax	16.59%	1.49%	N/A	N/A	2.27%	Jul 15, 99
Timothy Plan Annuity Shares Class A
Pre-Tax	41.12%	8.53%	10.91%	N/A	10.28%	May 28, 98
Pre-Liquidation After-Tax	25.25%	7.17%	8.82%	N/A	8.35%	May 28, 98
Post-Liquidation After-Tax	47.25%	6.26%	7.13%	N/A	5.02%	Jan 0, 00
Timothy Small Cap Value - Class A
Pre-Tax	38.81%	7.12%	9.01%	N/A	7.21%	Mar 24, 94
Pre-Liquidation After-Tax	31.53%	5.18%	7.44%	N/A	6.01%	Mar 24, 94
Post-Liquidation After-Tax	19.36%	4.19%	6.34%	N/A	5.34%	Mar 24, 94
Timothy Small Cap Value - Class B
Pre-Tax	37.77%	6.29%	8.13%	N/A	7.03%	Aug 25, 95
Pre-Liquidation After-Tax	30.88%	5.18%	7.52%	N/A	6.30%	Aug 25, 95
Post-Liquidation After-Tax	23.19%	5.08%	6.59%	N/A	5.61%	Aug 25, 95
Timothy Strategic Growth Value - Class A
Pre-Tax	27.96%	-5.53%	N/A	N/A	-6.29%	Oct 5, 00
Pre-Liquidation After-Tax	21.09%	-7.22%	N/A	N/A	-7.84%	Oct 5, 00
Post-Liquidation After-Tax	13.04%	-5.68%	N/A	N/A	-6.54%	Oct 5, 00
TimothyStrategic Growth - Class B
Pre-Tax	26.72%	-6.19%	N/A	N/A	-6.93%	Oct 9, 00
Pre-Liquidation After-Tax	20.38%	-7.15%	N/A	N/A	-7.52%	Oct 9, 00
Post-Liquidation After-Tax	16.41%	-5.21%	N/A	N/A	-5.82%	Oct 9, 00
Timothy Money Market Shares
Pre-Tax	0.59%	1.57%	N/A	N/A	2.64%	Jul 9, 00
Pre-Liquidation After-Tax	0.36%	0.96%	N/A	N/A	1.59%	Jul 9, 00
Post-Liquidation After-Tax	0.36%	0.96%	N/A	N/A	1.59%	Jul 9, 00

Class C shares commenced operations and were first offered to the investing public on the 2nd day of January, 2004.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	28	May 1, 2004

A fund’s “yield” is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd+1)[6] - 1]

Where:	a	=	dividends and interest earned during the period
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends
	d	=	the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Fund may discuss total return for the Fund as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

Lipper Mutual Fund Performance Analysis;

Lipper Mutual Fund Indices;

CDA Weisenberger; and

Morningstar

From time to time, a Fund may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Funds’ philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Funds as consistent with their philosophy of investment.

FINANCIAL STATEMENTS

The Trust’s financial statements, including the notes thereto, dated December 31, 2003, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Timothy Plan’s 2003 Annual Report to Shareholders.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	29	May 1, 2004

APENDIX 1

PROXY VOTING POLICY

PREFACE

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds’ investment portfolios. Because the Fund sub-advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Fund sub-advisors to vote proxies, and each sub-advisors’ proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a sub-advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds’ shareholders. Sub-advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause sub-advisors to vote, to promote the Funds’ shareholders’ best interests. In determining how to vote proxies, Advisor and sub-advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and sub-advisors will not subordinate the economic interest of the Funds’ shareholders to their own interests or to that of any other entity or interested party.

KEY PROXY VOTING ISSUES

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds’ stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on Funds’ shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Directors

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company directors should act in the long-term interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a sub-advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

•	In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

•	Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

•	A director nominee’s attendance at less than 75% of required meetings – frequent non-attendance at board meetings will be grounds for voting against re-election.

•	Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders’ best interests to have bright and experienced directors serving on a company’s board. To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Advisor will consider whether proposals relating to director

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	31	May 1, 2004

compensation are reasonable in relation to the company’s performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	32	May 1, 2004

2.	Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a sub-advisor to vote:

i. Corporate Defenses. Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii. Capital Structure. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv. Executive Compensation. Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v. Independent Auditors. The engagement, retention and termination of a company’s independent auditors must be approved by the company’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors’ fees. In reliance on the audit committee’s recommendation, Advisor generally will vote to ratify the employment or retention of a company’s independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company’s financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a sub-advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a sub-advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

•	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	33	May 1, 2004

•	The percentage of assets of the company that will be devoted to implementing the proposal;

•	Whether the issue is more properly dealt with through other means, such as through governmental action;

•	Whether the company has already dealt with the issue in some other appropriate way; and

•	What other companies have done in response to the issue.

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

PROXY VOTING PROCEDURES

1.	The Proxy Voting Officer

Advisor hereby appoints Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds’ accounts (the “Proxy Voting Officer”) when called upon by a sub-advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.	Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxies solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

•	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuers management or the soliciting shareholder(s);

•	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

•	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

•	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.	Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from sub-advisors and votes cast when called upon by a sub-advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	34	May 1, 2004

this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.	Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	35	May 1, 2004

RECORD KEEPING

In connection with this Policy, the Proxy Voting Officer, when called upon by a sub-advisor to vote, shall maintain a record of the following:

•	copies all proxies solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

•	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

•	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

•	copies, if any, of all waiver request submitted to the Board and the Board’s final determination relating thereto;

•	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

•	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

•	copies of all votes cast;

•	copies of all quarterly summaries presented to the Board; and

•	copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisers Act. Copies shall be provided to Timothy Partners promptly upon request.

PROXY VOTING POLICY

SUMMARY

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to sub-advisors. Because a Fund’s sub-advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund’s sub-advisor. Each sub-advisor’s proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, will vote, or cause the Funds’ sub-advisors to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, Advisor and the sub-advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the sub-advisors will not subordinate the economic interests of the Funds’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a sub-advisor and Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting us on our website.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	36	May 1, 2004

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

SAI

Statement of Additional Information

May 1, 2004

Timothy Plan

Portfolio Variable Series:

Strategic Growth

Conservative Growth

Contents

The Timothy Plan	4

The Timothy Plan Investments	4

The Timothy Plan Funds	4

The Timothy Plan Money Market Fund and the Small-Cap Variable Series	4

Common Stock	4

Preferred Stock	4

Convertible Securities	4

Warrants	6

American Depository Receipts	6

Portfolio Turnover	6

Investment Restrictions	6

Additional Considerations	6

Investment Adviser	7

Investment Managers	8

Proxy Voting Procedures	8

Principal Underwriter	8

Custodian	8

Accountants	9

Administrator	9

Allocation of Portfolio Brokerage	9

Code of Ethics	11

Purchase of Shares	11

Tax-Deferred Retirement Plans	12

Tax-Deferred Variable Annuity Series	12

Redemptions	11

Dealer Transaction Fees	13

Officers and Trustees of the Trust	12

Distribution Plans	16

Taxation	14

General Information	19

Audits and Reports	19

Miscellaneous	19

Holders of More Than 5% of Each Funds’ Shares	19

Performance	16

Comparisons and Advertisements	17

Financial Statements	17

Statement of

Additional Information

The Timothy Plan

This Statement of Additional Information describes the following Portfolios of The Timothy Plan (the “Trust”):

Timothy Plan Strategic Growth Portfolio Variable Series

Timothy Plan Conservative Growth Portfolio Variable Series

May 1, 2004

Timothy Partners, Ltd.

1304 West Fairbanks Avenue

Winter Park, Florida 32789

(800) 846-7526

This Statement of Additional Information is in addition to and supplements the current prospectus of The Timothy Plan, dated May 1, 2004, relating to the Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series only. Copies of the prospectus may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, or by calling the Trust at (800) 846-7526. Retain this Statement of Additional Information for future reference.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	3	May 1, 2004

THE TIMOTHY PLAN

The Timothy Plan (“Trust”) was organized as a Delaware business trust on December 16, 1993. The Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and is authorized to create an unlimited number of series of shares and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Trust currently offers several portfolios of shares, two of which are: the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”), each a “Portfolio” and, collectively the “Portfolios.” This Statement of Additional Information applies to the Portfolios only. Each Portfolio offers a single class of shares without any sales charges or ongoing sales or distribution fees. The Portfolios are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has also filed an SAI, dated May 1, 2004, relating to its other Fund offerings and providing information about the Timothy Funds in which the Portfolios invest. That SAI is incorporated herein by reference for all purposes.

The Portfolios’ shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of each Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law or in connection with an undertaking given by a Portfolio.

INVESTMENT POLICIES

Each Portfolio seeks to achieve its objective by making investments selected in accordance with that Portfolio’s investment restrictions and policies. Each Portfolio invests primarily in Class A Shares of other portfolios of the Trust as described in the Portfolios’ Prospectus (the “Timothy Funds”), without sales charges. Each Portfolio will vary its investment strategy as described in the prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the Portfolios, the securities in which they or the underlying Timothy Funds may invest, and the policies they will follow.

Each Portfolio has its own investment objective and policies, and each invests in its own portfolio of securities. Each Portfolio seeks to achieve its stated objective by investing primarily in the Timothy Funds. The Timothy Funds invest in securities issued by companies which, in the opinion of the Adviser, Timothy Partners, Ltd., conduct business in accordance with the stated philosophy and principles of the Timothy Funds. The following information supplements the information provided in the prospectus. The Portfolios may each invest in the following securities directly, or indirectly by investing in the Timothy Funds.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Portfolios or the Timothy Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	4	May 1, 2004

an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Timothy Fund upon conversion of a convertible security will generally be held for so long as the adviser anticipates such stock will provide the Timothy Fund with opportunities which are consistent with its investment objectives and policies.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	5	May 1, 2004

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS (“ADRs”) ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Timothy Funds may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. The Portfolios or Funds do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Timothy Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

PORTFOLIO TURNOVER The Timothy Funds do not normally purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A sub-advisor will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Portfolios invest the majority of their assets in certain of the Traditional Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Portfolios could be substantial and could cause the Timothy Funds to also experience additional turnover problems. The portfolio turnover rate for the Portfolios is set forth in the table below:

Fund	2001	2002	2003
Strategic Growth Portfolio Variable Series	NA	0.00%	4.94%
Conservative Growth Portfolio Variable Series	NA	6.48%	2.30%

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, or adverse tax effects. (See “Dividends and Distributions” in the applicable prospectus.)

INVESTMENT RESTRICTIONS

In addition to those set forth in the Portfolios’ current prospectus, the Portfolios have adopted the investment restrictions set forth below, which are fundamental policies of each Portfolio, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Portfolio will not:

(1)	issue senior securities;

(2)	engage in the underwriting of securities except insofar as a Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security;

(3)	purchase or sell real estate or interests therein, although the Portfolio may each purchase Timothy Plan mutual funds that invest in the securities of issuers which engage in real estate operations;

(4)	invest for the purpose of exercising control or management of another company;

(5)	purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolios may each purchase Timothy Plan mutual funds that invest in the securities of companies which invest in or sponsor such programs;

(6)	invest more than 25% of the value of a Portfolio’s total assets in one particular industry, except for temporary defensive purposes;

(7)	make purchases of securities on “margin”, or make short sales of securities, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

(8)	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes;

(9)	make loans of money or securities, except (i) by purchase of fixed income securities in which a Portfolio may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	6	May 1, 2004

(10)	invest in securities of any company if any officer or trustee of the Trust or the Adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company;

(11)	borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio’s total assets at the time when the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized;

(12)	pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions; or

(13)	purchase the securities of any issuer, if, as a result, more than 10% of the value of a Portfolio’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Portfolio’s net assets.

So long as percentage restrictions are observed by a Portfolio at the time it purchases a security, changes in values of particular Portfolio’s assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

INVESTMENT ADVISER

The Trust has entered into advisory agreements with Timothy Partners, Ltd. (“TPL” or the “Adviser”), for the provision of investment advisory services on behalf of the Trust to each Fund, subject to the supervision and direction of the Trust’s Board of Trustees. The continuance of the Advisory Agreement with Timothy Partners, Ltd. was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 27, 2004. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Also considered was TPL’s agreement to waive fees and/or reimburse fund expenses for certain Timothy Funds.

To further assist the Board in making its determination as to whether the investment advisory agreement should be renewed, the Board requested and received the following information: a description of the Adviser’s business and any personnel changes, a description of the compensation received by the Adviser from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. In addition, the Board requested and received audited financial statements of the Adviser for its fiscal year ended December 31, 2003. The Board also received a report from the Adviser relating to the fees charged by the Adviser, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board considered the fees charged by the Adviser in light of the services provided to the Funds by the Adviser, the unique nature of the Funds and their moral screening requirements, which are maintained by the Adviser, and the Adviser’s role as a “manager of managers”. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of the Adviser’s services to the Fund. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed the Adviser’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow.

The Board noted that the Adviser currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that the Adviser had been subsidizing the Funds’ operations since their inception at significant expense to the Adviser, and that any future restructuring of the Advisory agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance is monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	7	May 1, 2004

investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds.

After careful discussion and consideration, the Trustees’ determined that the renewal of the Agreement for another one-year period would be in the best interests of the Fund’s shareholders.

The investment advisory agreement and each sub-advisory agreement may be renewed after its initial two-year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement and each sub-advisory agreement will terminate automatically in the event of its assignment.

Pursuant to the investment advisory agreement with TPL, the Trust shall conduct its own business and affairs and shall bear the expenses and salaries necessary and incidental thereto, including, but not in limitation of the foregoing, the costs incurred in: the maintenance of its corporate existence; the maintenance of its own books, records and procedures; dealing with its own shareholders; the payment of dividends; transfer of stock, including issuance, redemption and repurchase of shares; preparation of share certificates; reports and notices to shareholders; calling and holding of shareholders’ meetings; miscellaneous office expenses; brokerage commissions; custodian fees; legal and accounting fees; and taxes.

For its services, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio. The table below sets forth the investment advisory fees payable to TPL for the last three years for each of the Portfolios.

Fund	2002			2003
Strategic Growth Portfolio Variable IA Fees Payable to TPL Amount Reimbursed by TPL	$ ($	460 19,820	(1) )	$2,342 0
Conservative Growth Portfolio Variable IA Fees Payable to TPL Amount Reimbursed by TPL	$ ($	768 17,132	(2) )	$2,391 0

(1)	For the period May 1, 2002 (commencement of operations) to 12/31/2002.

(2)	For the period May 6, 2002 (commencement of operations) to 12/31/2002.

PROXY VOTING PROCEDURES

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The procedures are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box C1100, Southeastern, PA 19398-1100, or calling toll free at 1-800-662-0201. A summary of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix 1.

PRINCIPAL UNDERWRITER

Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida 32789, acts as the principal underwriter (the “Underwriter”) of the Funds’ shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds’ Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Portfolios’ investments. The custodian acts as the Portfolios’ depository, safe-keeps their portfolio securities, collects all income and other payments with respect thereto,

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	8	May 1, 2004

disburses funds at the Portfolios’ request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per Portfolio or (annualized) 1.20 basis points (.000120) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all assets over $175 million per Portfolio.

ACCOUNTANTS

The firm of Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, has been selected as independent public accountants for the Funds for the fiscal year ending December 31, 2004. Tait, Weller & Baker performs an annual audit of the Funds’ financial statements and provides financial, tax and accounting consulting services as requested. Tait, Weller & Baker received $40,000 in 2001, $75,000 in 2002, and $95,000 in 2003 for the services provided to the Trust.

ADMINISTRATOR

Citco Mutual Fund Services, Inc., 83 General Warren Blvd., Suite 200, Malvern, PA 19355, (Citco), formerly known as Citco-Quaker Fund Services, Inc, whose offices were formerly located at 1288 Valley Forge Road, Suite 87, Valley Forge, PA 19482, provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative Services Agreement dated May 01, 2003.

Under the Administrative Services Agreement, Citco: (1) coordinates with the custodian and performs transfer agent services to the Funds; (2) coordinates with, and monitors, any third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Funds’ expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Funds as may be necessary in the opinion of Citco to perform its duties under the agreement. Pursuant to the Agreement, for all series except the Patriot Fund, Citco received a fee of $350,000 during the first twelve months of the agreement. Subsequent to the first twelve months, Citco shall receive the greater of $350,000, or 0.35% on the first $100 million in assets under management, 0.25% of the next $100 million in assets, 0.15% of the next $200 million in assets, and 0.10% for all over $400 million in assets. Such fees are inclusive of up to 800 transactions per month; additional transactions are $5.00 each.

Effective January 02, 2004, the Trust and Citco amended the agreement to include a provision for the services necessary for the Class C shares at a rate of $5000 per month per series. Subsequent to April 30, 2004, the fees associated with the Class C shares were incorporated into the agreement set forth in the preceding paragraph above.

From the period May 01, 2003 through December 31, 2003, the Trust paid Citco $233,333.30.

Prior to May 1, 2003, Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204, provided Transfer Agent, Fund Accounting and certain Administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999. For the Trust’s fiscal years ended December 31, 2001 and 2002, and through April 30, 2003 the Trust paid Unified $432,734, $619,303 and $280,611.65 respectively, for administrative fees.

Annuity Investors Life Insurance Company, 250 East Fifth Street, Cincinnati, Ohio 45202 (“AILIC”) provides certain additional administrative services with respect to shares of the Portfolios purchased to fund variable annuity contracts and held in the AILIC separate accounts. These administrative services are provided pursuant to a Participation Agreement effective as of May 1, 2003 among AILIC, the Trust and TPL.

Under the Participation Agreement, AILIC maintains the records related to each Portfolio’s shares held in the AILIC separate accounts, processes all purchases and redemptions of Portfolio shares within the accounts, and provides other administrative and shareholder services. For its services, AILIC receives an annual fee from each Portfolio equal to 0.25% of the average daily net assets of the Portfolio held in the AILIC separate accounts. The Portfolios may enter into Participation Agreements with other Insurance Companies independent of AILIC in the future.

ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser and each sub-advisor to the Timothy Funds, when effecting the purchases and sales of securities on behalf of the Portfolios or the Funds as applicable, securities for the account of the Portfolio or the Fund as applicable, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	9	May 1, 2004

services provided by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser and each sub-advisor to the Timothy Funds may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Adviser in connection with the Portfolios or the Funds, as applicable. Brokerage may also be allocated to dealers in consideration of each Portfolio’s or Fund’s share distribution but only when execution and price are comparable to that offered by other brokers.

The Adviser is responsible for making the Portfolio’s investment decisions subject to instructions described in the prospectus. TPL has entered into a soft dollar arrangement with UBS Paine Webber pursuant to which UBS Paine Webber prepares and provides, national manager searches, and certain quarterly reports to TPL and the Board of Trustees. TPL has directed the Timothy Funds’ sub-advisors to transact purchases and sales of securities through UBS Paine Webber for so long as and only so long as the service provided and the transactions affected are at commission rates that are competitive with the rates charged by other broker/dealers performing the same or similar transactions. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage. Total commissions paid to UBS Paine Webber in 2002 pursuant to this arrangement were $69,073.

Securities held by one Portfolio may also be held by another Portfolio or other accounts for which the Adviser serves as an adviser. If purchases or sales of securities for a Portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of one or more Portfolios or other accounts, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for the other Portfolio or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

The Board of Trustees periodically reviews the brokerage placement practices of the Adviser and reviews the prices and commissions, if any, paid by the Portfolios to determine if they were reasonable.

The Adviser also may consider sales of the variable annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Portfolios. In addition, the Adviser may place portfolio trades for both Portfolios, or the Funds as applicable, with affiliated brokers. As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust’s procedures governing such affiliated trades and the Conduct Rules of the National Association of Securities Dealers, Inc.

The Portfolios purchase only shares of the Timothy Funds at NAV, therefore no brokerage commissions are paid by the Portfolios.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	10	May 1, 2004

CODE OF ETHICS

The Trust, the Adviser, and the principal underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Timothy Funds and the Portfolios. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.

PURCHASE OF SHARES

The Portfolios currently offer their shares only to Separate Accounts established by various Insurance Companies and to certain Qualified Plans. The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has received an order from the Securities and Exchange Commission exempting the Portfolios from certain provisions of the Investment Company Act, which permits the Portfolios to offer their shares to multiple Investment Companies and Qualified Plans. The Separate Accounts and Qualified Plans will invest in the Portfolios in accordance with the instructions received from Separate Account owners or Plan participants, as applicable. Shares of the Portfolios are sold at net asset value as described in the prospectus.

REDEMPTIONS

The redemption price will be based upon the net asset value per share of a Portfolio next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that each Portfolio reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which disposal of securities owned by a Portfolio is not reasonably predictable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Portfolios.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in- kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any Portfolio securities paid or distributed in-kind would be valued as described under “Purchases and Redemption of Shares” in the prospectus. In the event that an in- kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Portfolio.

In-kind payments need not constitute a cross-section of a Portfolio’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment, and where a Portfolio completes such redemption in- kind, that Portfolio will not recognize a gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize a gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Portfolio shares redeemed.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	11	May 1, 2004

OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below.

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL	Chairman and President	Indefinite; Trustee and President since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds,
Inc. (“CR”), a holding company. President and general
partner of Timothy Partners, Ltd. (“TPL”), the investment
adviser and principal underwriter to each Fund. CFI is also
	the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Jock M. Sneddon** 6001 Vineland Drive Orlando, FL	Trustee	Indefinite; Trustee since 1997	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Physician, Florida Hospital Centra Care.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750	Trustee	Indefinite; Trustee since 2000	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty
Counsel, a religious civil liberties education and legal
defense organization. Host of two radio programs devoted
to religious freedom issues. Editor of a monthly newsletter
devoted to religious liberty topics. Mr. Staver has argued
before the United States Supreme Court and has published
	numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

**	Messrs. Boatwright, Sneddon and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	12	May 1, 2004

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant. Director of Operations,
National Multiple Sclerosis Society Mid Florida Chapter.
Formerly Director of Finance, Hospice of the Comforter,
Inc. Formerly Comptroller, Florida United Methodist
Children’s Home, Inc. Formerly Credit Specialist with the
Resolution Trust Corporation and Senior Executive Vice
President, Barnett Bank of Central Florida, N.A. Formerly
managing partner, Arthur Andersen, CPA firm, Orlando,
	Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee and Treasurer since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Air Force Officer. Past President, Westwind
Holdings, Inc., a development company, since 1997. Past
President and controlling shareholder, Weston, Inc., a
fabric treatment company, form 1979-1997. President,
	Designer Services Group 1980-1988.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250	Trustee	Indefinite; New as of 1/1/04	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, Ga 30075	Trustee	Indefinite; New as of 1/1/04	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute
which he founded five years ago. Previously he served as
President and CEO of Fellowship of Companies for Christ
and has authored three books: Beyond World Class,
Unconditional Excellence, Breaking Through to
	Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Robert Scraper P O Box 1315 Houston, Tx 77251	Trustee	Indefinite; New as of 1/1/04	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	Senior Vice President - Investments for Frost National Bank of Texas since 1987.		None

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under “Investment Adviser,” “Investment Manager,” and “Underwriter,” review such actions and decide on general

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	13	May 1, 2004

policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 2003, the Timothy Plan Funds did not pay compensation to any of its Trustees.

The Trust has an Audit Committee composed of the following independent Trustees: Messrs. Pennington, Nelson, Pressler, Ross and Scraper. Pursuant to Section 407 of the Sarbanes-Oxley Act of 2002, Messrs. Nelson and Scraper serve on the audit committee in the capacity of financial experts as defined in the Act. The Audit Committee met onetime during the fiscal year ended December 31, 2003. The function of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls.

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee:

Name of Person	Dollar Range of Equity Securities each Fund	Aggregate Dollar Range of Equity Securities in all Funds overseen by Director in the Timothy Plan Family of Funds
Interested Trustees
Arthur D. Ally	None	$1 – $10,000
Joseph E. Boatwright	None	Over $100,000
Jock M. Sneddon	None	Over $100,000
Mathew D. Staver	None	$50,000 – $100,000
Independent Trustees
Charles E. Nelson	None	None
Wesley W. Pennington	None	$10,001 – $50,000
Scott Preissler, Ph.D.	None	None
Alan M. Ross	None	None
Robert Scraper	None	None

Trustees, for their services to the Fund, may purchase class A shares at Net Asset Value; commissions normally charged on A share purchases are waived.

No compensation was paid by the Trust to any Trustee during the past calendar year, as set forth in the table below.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Interested Trustees
Arthur D. Ally, Chairman	0	0	0	0
Joseph E. Boatwright, Secretary	0	0	0	0
Jock M. Sneddon, Trustee	0	0	0	0
Mathew D. Staver, Trustee	0	0	0	0
Independent Trustees
Charles E. Nelson, Trustee	0	0	0	0
Wesley W. Pennington, Trustee	0	0	0	0
Scott Preissler, Ph.D.	0	0	0	0
Alan M. Ross	0	0	0	0
Robert Scraper	0	0	0	0

TAXATION

The Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Portfolio must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	14	May 1, 2004

investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

In addition to the diversification requirements applicable to all registered investment companies (“RICs”), Section 817(h) of the Internal Revenue Code imposes certain diversification requirements on the assets underlying variable annuity and variable life contracts including, as described herein, when those assets are shares in a RIC. The Portfolios intend to comply with these diversification regulations. By meeting these and other requirements, participating Insurance Companies, rather than the holders of variable annuity contracts and variable life policies, should be subject to tax on distributions received with respect to shares of the Portfolios. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies. Participating Insurance Companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a Portfolio’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Portfolio’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax.

The following discussion is only relevant to the extent that the applicable Portfolio’s shares are held by an entity that is not exempt from federal income taxes or is subject to the tax on unrelated business taxable income:

Distributions declared by a Portfolio during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received. Shareholders will be subject to federal income taxes on distributions made by a Portfolio whether received in cash or additional shares of the Portfolio. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long- term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of a Portfolio. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by a Portfolio may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

A Portfolio will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

VOTING RIGHTS.

Each Insurance Company is the legal owner of shares attributable to variable life insurance and variable annuity contracts issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, each Insurance Company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by that separate account. To the extent voting privileges are granted by the issuing Insurance Company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All Portfolio shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each Insurance Company will be voted by that Insurance Company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received. Shares held by Qualified Plans will vote directly and will not be voted in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	15	May 1, 2004

RESOLVING MATERIAL CONFLICTS.

Currently, shares in the Portfolios are available only to separate accounts established by Annuity Investors Life Insurance Company. In the future, shares may be offered to other Insurance Companies independent from AILIC and certain eligible qualified retirement plans (“Qualified Plans”), and as an investment vehicle for variable life insurance or variable annuity products sponsored by other Insurance Companies.

A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Board of Trustees has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of Insurance Companies of unaffiliated Insurance Companies. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Timothy Plan Fund in which the Portfolios invest or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with the Trust, each Insurance Company investing in the Portfolios is responsible for monitoring and reporting any such conflicts to the Trust and for proposing and executing any necessary remedial action. The Board of Trustees has an obligation to determine whether such proposed action adequately remedies any such conflicts.

PERFORMANCE

Performance information for the shares of the Portfolio will vary due to the effect of expense ratios on the performance calculations. TOTAL RETURNS AND YIELDS QUOTED FOR THE PORTFOLIOS INCLUDE THE PORTFOLIOS’ EXPENSES, BUT DO NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT OR QUALIFIED PLAN.

BECAUSE SHARES OF THE PORTFOLIO MAY BE PURCHASED ONLY THROUGH THE INSURANCE COMPANIES OR QUALIFIED PLANS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF YOUR INSURANCE CONTRACT OR PLAN DOCUMENT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of the Portfolio’s performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolio’ performance to that of other mutual funds.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Portfolio investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Portfolio may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Portfolio over a 12-month period divided by the current maximum offering price.

The Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non- standardized performance quotation furnished by a Portfolio be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Portfolio are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Portfolio to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)[n]= ERV

Where:	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual total return.

	N	=	number of years.

	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	16	May 1, 2004

	Average Annual Returns (as of 12/31/2003)
	1-Year	3-Year	5-Year	10-Year	Since Inception	Inception Date
Timothy Plan Strategic Growth Portfolio
Return	25.33%	N/A	N/A	N/A	2.04%	May 6, 02
Timothy Plan Conservative Growth Portfolio
Return	17.61%	N/A	N/A	N/A	3.41%	May 10, 02

COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

Lipper Mutual Fund Performance Analysis;

Lipper Mutual Fund Indices;

CDA Weisenberger; and

Morningstar

From time to time, the Portfolios may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Portfolios’ philosophy (and are screened out as unacceptable Portfolio holdings), channels of distribution and organizations which endorse the Portfolios as consistent with their philosophy of investment.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering (“AML”) compliance program as required by the USA Patriot Act of 2001. To ensure compliance with this law, the Trust’s AML program provides for the development of internal practices, procedures and controls, designation of AML compliance officers, ongoing training and education regarding AML procedures and an independent audit function to determine the effectiveness of the AML program.

Procedures under the AML program include, but are not limited to, determining that the Trust’s principal underwriter and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified as required under the provisions of the USA Patriot Act. As required by the USA Patriot Act, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of such an account to a government agency.

CONTROL PERSONS

As of March 31, 2004, Annuity Investors Life Insurance Company, FBO its annuity investors, owned 100% of the shares of each Portfolio and, therefore, may be deemed to control each Portfolio.

FINANCIAL STATEMENTS

Each Portfolio’s financial statements, including the notes thereto, for the period from its commencement of operations to the fiscal year ended December 31, 2003, which have been audited by Tait, Weller & Baker, independent accountants, are hereby incorporated by reference from the Trust’s 2003 Annual Report to Shareholders.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	17	May 1, 2004

APENDIX 1

PROXY VOTING POLICY

PREFACE

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds’ investment portfolios. Because the Fund sub-advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Fund sub-advisors to vote proxies, and each sub-advisors’ proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a sub-advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds’ shareholders. Sub-advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause sub-advisors to vote, to promote the Funds’ shareholders’ best interests. In determining how to vote proxies, Advisor and sub-advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and sub-advisors will not subordinate the economic interest of the Funds’ shareholders to their own interests or to that of any other entity or interested party.

KEY PROXY VOTING ISSUES

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds’ stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on Funds’ shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Directors

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company directors should act in the long-term interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a sub-advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

•	In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

•	Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

•	A director nominee’s attendance at less than 75% of required meetings – frequent non-attendance at board meetings will be grounds for voting against re-election.

•	Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders’ best interests to have bright and experienced directors serving on a company’s board. To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Advisor will consider whether proposals relating to director

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	18	May 1, 2004

compensation are reasonable in relation to the company’s performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	19	May 1, 2004

2.	Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a sub-advisor to vote:

i. Corporate Defenses. Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii. Capital Structure. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv. Executive Compensation. Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v. Independent Auditors. The engagement, retention and termination of a company’s independent auditors must be approved by the company’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors’ fees. In reliance on the audit committee’s recommendation, Advisor generally will vote to ratify the employment or retention of a company’s independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company’s financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a sub-advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a sub-advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

•	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	20	May 1, 2004

•	The percentage of assets of the company that will be devoted to implementing the proposal;

•	Whether the issue is more properly dealt with through other means, such as through governmental action;

•	Whether the company has already dealt with the issue in some other appropriate way; and

•	What other companies have done in response to the issue.

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

PROXY VOTING PROCEDURES

1.	The Proxy Voting Officer

Advisor hereby appoints Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds’ accounts (the “Proxy Voting Officer”) when called upon by a sub-advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.	Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxies solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

•	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuers management or the soliciting shareholder(s);

•	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

•	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

•	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.	Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from sub-advisors and votes cast when called upon by a sub-advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	21	May 1, 2004

this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.	Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	22	May 1, 2004

RECORD KEEPING

In connection with this Policy, the Proxy Voting Officer, when called upon by a sub-advisor to vote, shall maintain a record of the following:

•	copies all proxies solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

•	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

•	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

•	copies, if any, of all waiver request submitted to the Board and the Board’s final determination relating thereto;

•	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

•	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

•	copies of all votes cast;

•	copies of all quarterly summaries presented to the Board; and

•	copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisers Act. Copies shall be provided to Timothy Partners promptly upon request.

PROXY VOTING POLICY

SUMMARY

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to sub-advisors. Because a Fund’s sub-advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund’s sub-advisor. Each sub-advisor’s proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, will vote, or cause the Funds’ sub-advisors to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, Advisor and the sub-advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the sub-advisors will not subordinate the economic interests of the Funds’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a sub-advisor and Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting us on our website.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN PORTFOLIO VARIABLE SERIES	23	May 1, 2004

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

PART C. OTHER INFORMATION

Item 23. Exhibits.

a.	Articles of Incorporation—Agreement and Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

b.	By-Laws—filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

c.	Not Applicable

d.	Investment Advisory Contracts.

(1)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(2)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 8, is hereby incorporated by reference.

(3)	Registrant’s Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

(4)	Registrant’s Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(5)	Registrant’s Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(6)	Registrant’s Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Strategic Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(7)	Registrant’s Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Conservative Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(8)	Registrant’s Sub-Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd. and Carr & Associates, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(9)	Registrant’s Sub-Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd. and Fox Asset Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(10)	Registrant’s Sub-Advisory Agreement dated December 14, 2001 with Timothy Partners Ltd. And Fox Asset Management, LLC, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 15, is hereby incorporated by reference.

(11)	Registrant’s Form of Amendment to Sub-Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd. and Awad & Associates, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8, is hereby incorporated by reference.

(12)	Registrant’s Sub-Advisory Agreement dated January 1, 1997 with Timothy Partners, Ltd. and Awad & Associates, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 5, is hereby incorporated by reference.

(13)	Registrant’s Sub-Advisory Agreement dated October 1, 2000 with Timothy Partners, Ltd. and Provident Investment Counselors, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2000, is hereby incorporated by reference.

(14)	Registrant’s Sub-Advisory Agreement dated October 1, 2000 with Timothy Partners, Ltd. and Rittenhouse Financial Services, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(15)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 2004 with Timothy Partners, Ltd on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(16)	Registrant’s Form of Sub-Investment Advisory Agreement dated May 1, 2004 with Timothy Partners, Ltd. and Awad & Associates on behalf of the Timothy Plan Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

e.	Distribution Agreements

(1)	Registrant’s Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

f.	Not Applicable

g.	Custodian Agreement

(1)	Custodian Agreement—which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 15, is hereby incorporated by reference.

(2)	Registrant’s Amendment to Underwriting Agreement dated May 1, 2004 with Timothy Partners Ltd. on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

h.	Other Material Contracts

(1)	Registrant’s Amendment dated May 1, 1996 to Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)	Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)	Registrant’s Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(4)	Registrant’s Mutual Fund Services Agreement with Citco-Quaker Fund Services, Inc., dated May 1, 2003, which was filed as an Exhibit to Registrant’s Post-effective Amendment # 17, is hereby incorporated by reference.

(5)	Powers of Attorney, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20 on March 5, 2004, are hereby incorporated by reference.

i.	Opinion and Consent of Counsel—Opinion and Consent of David Jones & Assoc., P.C. is filed herewith as Exhibit 99i.

j.	Consent of Independent Auditors—Opinion and Consent of Tait, Weller & Baker, is filed herein as Exhibit 99-j.

k.	Omitted Financial Statements—None

l.	Letter of Investment Intent—

(1)	Investment letters between the Registrant and its initial shareholders, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(2)	Registrant’s Plan of Distribution for Class B Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(3)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment # 18 on December 4, 2003, is hereby incorporated herein by reference.

(4)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan US Patriot Fund, , which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(5)	Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan US Patriot Fund, , which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference

n.	Plan Pursuant to Rule 18f-3—

(1)	Registrant’s Multiple Class Plan, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.	Reserved

p.	Code of Ethics—

(1)	Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

Item 24.	Persons Controlled by or Under Common Control with Registrant.

See “General Information—Holders of more than 5% of Each Fund’s Shares” in the Statement of Additional Information dated May 1, 2003.

Item 25.	Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a)	In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b)	In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)	Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a)	A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b)	A written opinion by an independent legal counsel; or

(c)	The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a)	That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)	That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 26.	Business and Other Connections of the Investment Manager

Timothy Partners, Ltd. (“TPL”) serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the NASDR’s IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

Item 27.	Principal Underwriter.

(a)	Timothy Partners, Ltd. (“TPL”) is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

(b)	The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1304 west Fairbanks Avenue Winter Park, FL 32789	President of TPL	Chairman, President and Treasurer

(c)	None

Item 28.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, except for those maintained by the Trust’s custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant’s administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Citgo Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482.

Item 29.	Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 30.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on April 30, 2004.

THE TIMOTHY PLAN

By:	/s/ Arthur D. Ally

ARTHUR D. ALLY Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer—Trustee	April 30, 2004

/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	April 30, 2004

/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	April 30, 2004

/s/ Jock M. Sneddon* JOCK M. SNEDDON	Trustee	April 30, 2004

/s/ Wesley W. Pennington* WESLEY W. PENNINGTON	Trustee	April 30, 2004

/s/ Charles E. Nelson* CHARLES E. NELSON	Trustee	April 30, 2004

/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	April 30, 2004

/s/ Alan M. Ross* Alan M. Ross	Trustee	April 30, 2004

/s/ Robert Scraper* ROBERT SCRAPER	Trustee	April 30, 2004

*	By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

EX.99i	Legal Opinion and Consent of David Jones & Assoc., P.C.

EX.99j	Opinion & Consent of Tait, Weller & Baker